                                                                        (D LOGO)


WEALTH BUILDING OPPORTUNITY

OHIO NATIONAL
VARIABLE ACCOUNT D


                                                ANNUAL REPORT
                                                --------------------------------
                                                DECEMBER 31, 2005


                                                Ohio National Variable Account D


(OHIO NATIONAL FINANCIAL SERVICES LOGO)   Ohio National
(R)                                       Financial Services(R)

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2005 Ohio National Variable Account D Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account D for 2005 and the prior periods presented. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. Annual reports for any other fund to which you allocated your contract values, including The Dow Target Variable Fund LLC, will be sent in a future mailing.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN PALMER
Vice Chairman
February 20, 2006

                               ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain
(loss).

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
105,448 Shares (Cost $2,634,926)............................         $ 3,115,978                  $ 3,115,978
Money Market Subaccount
170,751 Shares (Cost $1,707,508)............................           1,707,508                    1,707,508
Bond Subaccount
45,138 Shares (Cost $482,591)...............................             494,715                      494,715
Omni Subaccount
57,508 Shares (Cost $911,108)...............................             811,431                      811,431
International Subaccount
128,432 Shares (Cost $1,396,239)............................           1,381,932                    1,381,932
Capital Appreciation Subaccount
82,799 Shares (Cost $1,153,488).............................           1,414,214                    1,414,214
Discovery Subaccount
80,888 Shares (Cost $1,610,090).............................           1,502,097                    1,502,097
International Small Company Subaccount
42,057 Shares (Cost $575,626)...............................             793,617                      793,617
Aggressive Growth Subaccount
52,916 Shares (Cost $336,066)...............................             357,183                      357,183
Small Cap Growth Subaccount
27,091 Shares (Cost $216,897)...............................             235,959                      235,959
Mid Cap Opportunity Subaccount
93,746 Shares (Cost $1,301,813).............................           1,632,110                    1,632,110
S&P 500 Index Subaccount
229,648 Shares (Cost $2,840,845)............................           2,983,122                    2,983,122
Blue Chip Subaccount
13,166 Shares (Cost $130,279)...............................             149,562                      149,562
High Income Bond Subaccount
47,616 Shares (Cost $389,401)...............................             404,261                      404,261
Capital Growth Subaccount
12,550 Shares (Cost $201,285)...............................             221,391                      221,391
Nasdaq-100 Index Subaccount
53,277 Shares (Cost $191,375)...............................             225,896                      225,896
Bristol Subaccount
1,873 Shares (Cost $19,777).................................              21,105                       21,105
Bryton Growth Subaccount
3,555 Shares (Cost $32,644).................................              37,183                       37,183
U.S. Equity Subaccount
3 Shares (Cost $34).........................................                  34                           34
Balanced Subaccount
21 Shares (Cost $239).......................................                 243                          243

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
OHIO NATIONAL FUND, INC.: (CONTINUED)
Covered Call Subaccount
1,125 Shares (Cost $12,153).................................         $    12,451                  $    12,451
DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
355 Shares (Cost $3,132)....................................               3,418                        3,418
Second Quarter Subaccount
218 Shares (Cost $2166).....................................               2,356                        2,356
Third Quarter Subaccount
237 Shares (Cost $2,095)....................................               2,147                        2,147
Fourth Quarter Subaccount
187 Shares (Cost $1,812)....................................               1,908                        1,908
DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
102 Shares (Cost $940)......................................               1,047                        1,047
Second Quarter Subaccount
114 Shares (Cost $988)......................................               1,105                        1,105
Third Quarter Subaccount
135 Shares (Cost $1,213)....................................               1,091                        1,091
Fourth Quarter Subaccount
125 Shares (Cost $1,125)....................................               1,134                        1,134
JANUS ADVISER SERIES:
Large Cap Growth Subaccount
29,649 Shares (Cost $594,847)...............................             637,747                      637,747
Worldwide Subaccount
18,842 Shares (Cost $540,983)...............................             546,043                      546,043
Balanced Subaccount
43,537 Shares (Cost $1,040,347).............................           1,138,482                    1,138,482
International Growth Subaccount
7,375 Shares (Cost $222,785)................................             279,216                      279,216
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
12,314 Shares (Cost $225,649)...............................             298,240                      298,240
Discovery Subaccount
14,273 Shares (Cost $177,922)...............................             204,672                      204,672
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
22,397 Shares (Cost $233,138)...............................             268,088                      268,088
Core U.S. Equity Subaccount
10,094 Shares (Cost $115,803)...............................             132,538                      132,538

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
Capital Growth Subaccount
8,562 Shares (Cost $81,543).................................         $    91,442                  $    91,442
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
U.S. Real Estate Subaccount
23,091 Shares (Cost $450,010)...............................             532,936                      532,936
Core Plus Fixed Income Subaccount
3,193 Shares (Cost $36,763).................................              36,811                       36,811
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
43,268 Shares (Cost $564,944)...............................             813,865                      813,865
Small Cap Subaccount
42,834 Shares (Cost $597,185)...............................             698,618                      698,618
Equity Subaccount
51 Shares (Cost $562).......................................                 561                          561
International Equity Subaccount
985 Shares (Cost $12,349)...................................              12,632                       12,632
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
  2:
VIP Mid Cap Subaccount
44,101 Shares (Cost $1,095,656).............................           1,528,998                    1,528,998
VIP Contrafund Subaccount
42,947 Shares (Cost $1,049,671).............................           1,318,058                    1,318,058
VIP Growth Subaccount
13,043 Shares (Cost $376,630)...............................             434,217                      434,217
VIP Equity-Income Subaccount
9,133 Shares (Cost $216,694)................................             229,889                      229,889
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
4,770 Shares (Cost $62,782).................................              73,693                       73,693
Investors Growth Stock Subaccount
21,196 Shares (Cost $183,791)...............................             206,022                      206,022
Mid Cap Growth Subaccount
13,535 Shares (Cost $86,087)................................              97,455                       97,455
Total Return Subaccount
38,915 Shares (Cost $765,988)...............................             797,757                      797,757
J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
12,205 Shares (Cost $183,982)...............................             194,307                      194,307
Mid Cap Value Subaccount
12,564 Shares (Cost $288,492)...............................             349,769                      349,769

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
45,395 Shares (Cost $582,289)...............................         $   576,059                  $   576,059
Total Return Subaccount
20,422 Shares (Cost $213,484)...............................             209,125                      209,125
Global Bond Subaccount
10,213 Shares (Cost $130,218)...............................             121,637                      121,637
CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
5,102 Shares (Cost $74,628).................................              90,299                       90,299

DREYFUS VARIABLE INVESTMENT FUND:
Appreciation Subaccount
635 Shares (Cost $23,065)...................................              23,426                       23,426

ROYCE CAPITAL FUND:
Small-Cap Subaccount
74,202 Shares (Cost $655,126)...............................             717,533                      717,533
Micro-Cap Subaccount
21,934 Shares (Cost $249,150)...............................             275,709                      275,709

THE PRUDENTIAL SERIES FUND, INC.:
Jennison Subaccount
413 Shares (Cost $7,898)....................................               8,461                        8,461
Jennison 20/20 Focus Subaccount
2,630 Shares (Cost $34,934).................................              39,001                       39,001

OLD MUTUAL INSURANCE SERIES FUND:
Technology & Communications Subaccount
7,848 Shares (Cost $17,890).................................              20,013                       20,013

UBS SERIES TRUST:
U.S. Allocation Subaccount
243 Shares (Cost $3,246)....................................               3,445                        3,445

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.:
Salomon All Cap Subaccount
7 Shares (Cost $124)........................................                 124                          124

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                       ASSETS               CONTRACT OWNERS' EQUITY
                                                              -------------------------     -----------------------
                                                                                                 CONTRACTS IN
                                                                   INVESTMENTS AT                ACCUMULATION
                                                                     FAIR VALUE                 PERIOD (NOTE 5)
                                                              -------------------------     -----------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST CLASS
  2:
Templeton Foreign Securities Subaccount
3,373 Shares (Cost $49,932).................................         $    52,680                  $    52,680
Franklin Flex Cap Growth Securities Subaccount
4 Shares (Cost $44).........................................                  45                           45
Franklin Income Securities Subaccount
4,309 Shares (Cost $65,844).................................              66,013                       66,013
                                                                     -----------                  -----------
TOTALS......................................................         $30,641,824                  $30,641,824
                                                                     ===========                  ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                     OHIO NATIONAL FUND, INC.
                                  -----------------------------------------------------------------------------------------------
                                                                                                          CAPITAL
                                    EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL   APPRECIATION   DISCOVERY
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  ----------   ------------   ----------   ----------   -------------   ------------   ----------
                                     2005          2005          2005         2005          2005            2005          2005
                                  ----------   ------------   ----------   ----------   -------------   ------------   ----------
Investment activity:
  Reinvested dividends..........   $      0      $ 45,086     $  21,520    $  10,150      $     605       $  7,442      $      0
  Risk & administrative expense
     (note 2)...................    (43,765)      (20,249)       (8,205)     (14,196)       (18,538)       (22,317)      (23,899)
                                   --------      --------     ---------    ---------      ---------       --------      --------
     Net investment activity....    (43,765)       24,837        13,315       (4,046)       (17,933)       (14,875)      (23,899)
                                   --------      --------     ---------    ---------      ---------       --------      --------
Reinvested capital gains........          0             0             0            0              0              0             0
                                   --------      --------     ---------    ---------      ---------       --------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)..........    120,301          (697)       19,435     (122,355)       (53,485)       184,321       (78,817)
  Unrealized gain (loss)........     73,449             0       (37,813)     212,544        166,401       (121,307)       76,214
                                   --------      --------     ---------    ---------      ---------       --------      --------
     Net gain (loss) on
       investments..............    193,750          (697)      (18,378)      90,189        112,916         63,014        (2,603)
                                   --------      --------     ---------    ---------      ---------       --------      --------
       Net increase (decrease)
          in contract owners'
          equity from
          operations............   $149,985      $ 24,140     $  (5,063)   $  86,143      $  94,983       $ 48,139      $(26,502)
                                   ========      ========     =========    =========      =========       ========      ========

                                                                   OHIO NATIONAL FUND, INC.
                              ---------------------------------------------------------------------------------------------------
                                                                                                                          HIGH
                              INTERNATIONAL    AGGRESSIVE    SMALL CAP      MID CAP          S&P                         INCOME
                                SMALL CO.        GROWTH        GROWTH     OPPORTUNITY     500 INDEX      BLUE CHIP        BOND
                               SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                              -------------   ------------   ----------   -----------   -------------   ------------   ----------
                                  2005            2005          2005         2005           2005            2005          2005
                              -------------   ------------   ----------   -----------   -------------   ------------   ----------
Investment activity:
  Reinvested dividends......    $  3,338        $     80      $      0     $      0       $ 30,780        $  1,487      $ 19,670
  Risk & administrative
     expense (note 2).......      (8,430)         (5,961)       (3,872)     (25,092)       (48,610)         (2,500)       (5,625)
                                --------        --------      --------     --------       --------        --------      --------
     Net investment
       activity.............      (5,092)         (5,881)       (3,872)     (25,092)       (17,830)         (1,013)       14,045
                                --------        --------      --------     --------       --------        --------      --------
Reinvested capital gains....           0               0             0            0              0               0             0
                                --------        --------      --------     --------       --------        --------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)......      49,715         (13,082)       18,291      129,153         58,073          16,071        13,090
  Unrealized gain (loss)....     124,582          65,109        (2,119)      47,275         74,873          (8,523)      (19,974)
                                --------        --------      --------     --------       --------        --------      --------
     Net gain (loss) on
       investments..........     174,297          52,027        16,172      176,428        132,946           7,548        (6,884)
                                --------        --------      --------     --------       --------        --------      --------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations........    $169,205        $ 46,146      $ 12,300     $151,336       $115,116        $  6,535      $  7,161
                                ========        ========      ========     ========       ========        ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                             OHIO NATIONAL FUND, INC.
                                                       ---------------------------------------------------------------------
                                                           CAPITAL       NASDAQ-100                   BRYTON
                                                           GROWTH          INDEX        BRISTOL       GROWTH     U.S. EQUITY
                                                         SUBACCOUNT      SUBACCOUNT   {SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ---------------   ----------   -----------   ----------   -----------
                                                            2005            2005         2005          2005        2005(A)
                                                       ---------------   ----------   -----------   ----------   -----------
Investment activity:
  Reinvested dividends...............................     $       0      $       0     $       0    $       6     $       0
  Risk & administrative expense (note 2).............        (3,358)        (3,413)         (319)        (468)            0
                                                          ---------      ---------     ---------    ---------     ---------
     Net investment activity.........................        (3,358)        (3,413)         (319)        (462)            0
                                                          ---------      ---------     ---------    ---------     ---------
Reinvested capital gains.............................             0              0             0            0             0
                                                          ---------      ---------     ---------    ---------     ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................        14,034         14,876         1,117          839             0
  Unrealized gain (loss).............................        (8,697)        (7,992)        1,349        1,081             0
                                                          ---------      ---------     ---------    ---------     ---------
     Net gain (loss) on investments..................         5,337          6,884         2,466        1,920             0
                                                          ---------      ---------     ---------    ---------     ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................     $   1,979      $   3,471     $   2,147    $   1,458     $       0
                                                          =========      =========     =========    =========     =========

                                                        OHIO NATIONAL FUND, INC.
                                                       ---------------------------

                                                         BALANCED     COVERED CALL
                                                        SUBACCOUNT     SUBACCOUNT
                                                       ------------   ------------
                                                         2005(A)        2005(A)
                                                       ------------   ------------
Investment activity:
  Reinvested dividends...............................   $       0      $       0
  Risk & administrative expense (note 2).............           0            (29)
                                                        ---------      ---------
     Net investment activity.........................           0            (29)
                                                        ---------      ---------
Reinvested capital gains.............................           0              0
                                                        ---------      ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................           0              0
  Unrealized gain (loss).............................           4            298
                                                        ---------      ---------
     Net gain (loss) on investments..................           4            298
                                                        ---------      ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................   $       4      $     269
                                                        =========      =========

                                                                      DOW TARGET 10 PORTFOLIOS
                                                       ------------------------------------------------------
                                                            FIRST          SECOND       THIRD        FOURTH
                                                           QUARTER        QUARTER      QUARTER      QUARTER
                                                         SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       ---------------   ----------   ----------   ----------
                                                            2005            2005         2005         2005
                                                       ---------------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...............................     $       0      $       0    $       0    $       0
  Risk & administrative expense (note 2).............          (105)          (116)         (67)         (55)
                                                          ---------      ---------    ---------    ---------
     Net investment activity.........................          (105)          (116)         (67)         (55)
                                                          ---------      ---------    ---------    ---------
Reinvested capital gains.............................             0              0            0            0
                                                          ---------      ---------    ---------    ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................           953          1,295          347          375
  Unrealized gain (loss).............................        (1,402)        (1,273)        (578)        (574)
                                                          ---------      ---------    ---------    ---------
     Net gain (loss) on investments..................          (449)            22         (231)        (199)
                                                          ---------      ---------    ---------    ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................     $    (554)     $     (94)   $    (298)   $    (254)
                                                          =========      =========    =========    =========

                                                                       DOW TARGET 5 PORTFOLIOS
                                                       -------------------------------------------------------
                                                         FIRST         SECOND         THIRD          FOURTH
                                                        QUARTER       QUARTER        QUARTER        QUARTER
                                                       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       ----------   ------------   ------------   ------------
                                                          2005          2005           2005           2005
                                                       ----------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends...............................  $       0     $       0      $       0      $       0
  Risk & administrative expense (note 2).............        (17)          (17)           (16)           (16)
                                                       ---------     ---------      ---------      ---------
     Net investment activity.........................        (17)          (17)           (16)           (16)
                                                       ---------     ---------      ---------      ---------
Reinvested capital gains.............................          0             0              0              0
                                                       ---------     ---------      ---------      ---------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...............................         91           108             12             40
  Unrealized gain (loss).............................       (108)         (113)          (258)          (187)
                                                       ---------     ---------      ---------      ---------
     Net gain (loss) on investments..................        (17)           (5)          (246)          (147)
                                                       ---------     ---------      ---------      ---------
       Net increase (decrease) in contract owners'
          equity from operations.....................  $     (34)    $     (22)     $    (262)     $    (163)
                                                       =========     =========      =========      =========

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                             WELLS FARGO ADVANTAGE VARIABLE
                                              JANUS ADVISER SERIES                                TRUST FUNDS (NOTE 4)
                            ---------------------------------------------------------   -----------------------------------------
                               LARGE CAP                                INTERNATIONAL                  MULTI CAP
                                GROWTH        WORLDWIDE     BALANCED       GROWTH       OPPORTUNITY      VALUE        DISCOVERY
                             SUBACCOUNT(B)    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ---------------   ----------   ----------   -------------   -----------   ------------   ------------
                                 2005            2005         2005          2005           2005           2005           2005
                            ---------------   ----------   ----------   -------------   -----------   ------------   ------------
Investment activity:
  Reinvested dividends....     $       0      $   4,731    $  18,269      $   1,700      $       0     $      21      $       0
  Risk & administrative
     expense (note 2).....        (8,728)        (8,094)     (16,282)        (2,089)        (3,782)          (44)        (2,141)
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
     Net investment
       activity...........        (8,728)        (3,363)       1,987           (389)        (3,782)          (23)        (2,141)
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
Reinvested capital
  gains...................             0              0       23,985              0              0             0              0
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)....         4,720         (9,949)      38,575          6,036         11,077         1,760          8,502
  Unrealized gain
     (loss)...............        18,130         38,443       12,408         50,593         11,154        (1,226)        26,751
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
     Net gain (loss) on
       investments........        22,850         28,494       50,983         56,629         22,231           534         35,253
                               ---------      ---------    ---------      ---------      ---------     ---------      ---------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......     $  14,122      $  25,131    $  76,955      $  56,240      $  18,449     $     511      $  33,112
                               =========      =========    =========      =========      =========     =========      =========

                            STRONG VARIABLE
                               INSURANCE                                                   VAN KAMPEN UNIVERSAL
                                FUNDS,                                                        INSTITUTIONAL
                             INC. (NOTE 4)    GOLDMAN SACHS VARIABLE INSURANCE TRUST         FUNDS -- CLASS I
                            ---------------   ---------------------------------------   --------------------------
                                MID CAP        GROWTH &    CORE U.S.       CAPITAL         U.S.        CORE PLUS
                               GROWTH II        INCOME       EQUITY        GROWTH       REAL ESTATE   FIXED INCOME
                              SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ---------------   ----------   ----------   -------------   -----------   ------------
                                 2005            2005         2005          2005           2005           2005
                            ---------------   ----------   ----------   -------------   -----------   ------------
Investment activity:
  Reinvested dividends....     $       0      $   4,454    $   1,067      $     199      $   4,813     $     854
  Risk & administrative
     expense (note 2).....          (892)        (3,193)      (1,692)        (2,154)        (5,607)         (329)
                               ---------      ---------    ---------      ---------      ---------     ---------
     Net investment
       activity...........          (892)         1,261         (625)        (1,955)          (794)          525
                               ---------      ---------    ---------      ---------      ---------     ---------
Reinvested capital
  gains...................             0              0            0              0         10,631           175
                               ---------      ---------    ---------      ---------      ---------     ---------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)....        (2,753)         8,682        4,464         13,281         21,908           (14)
  Unrealized gain
     (loss)...............       (11,846)        (1,709)       6,588         (8,218)        29,207            20
                               ---------      ---------    ---------      ---------      ---------     ---------
     Net gain (loss) on
       investments........       (14,599)         6,973       11,052          5,063         51,115             6
                               ---------      ---------    ---------      ---------      ---------     ---------
       Net increase
          (decrease) in
          contract owners'
          equity from
          operations......     $ (15,491)     $   8,234    $  10,427      $   3,108      $  60,952     $     706
                               =========      =========    =========      =========      =========     =========

---------------

(b) Formerly known as Growth Subaccount
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                         LAZARD RETIREMENT SERIES, INC.
                                                              ----------------------------------------------------

                                                               EMERGING                              INTERNATIONAL
                                                               MARKETS     SMALL CAP      EQUITY        EQUITY
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ----------   -------------
                                                                 2005         2005       2005(A)        2005(A)
                                                              ----------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends......................................   $  1,709     $      0     $      0      $      0
  Risk & administrative expense (note 2)....................     (6,870)      (9,343)           0           (15)
                                                               --------     --------     --------      --------
     Net investment activity................................     (5,161)      (9,343)           0           (15)
                                                               --------     --------     --------      --------
Reinvested capital gains....................................     20,363       52,506            0             0
                                                               --------     --------     --------      --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................     15,006       17,870            0             0
  Unrealized gain (loss)....................................    159,147      (42,549)          (2)          283
                                                               --------     --------     --------      --------
     Net gain (loss) on investments.........................    174,153      (24,679)          (2)          283
                                                               --------     --------     --------      --------
       Net increase (decrease) in contract
          owners' equity from operations....................   $189,355     $ 18,484     $     (2)     $    268
                                                               ========     ========     ========      ========

                                                                   FIDELITY VARIABLE INSURANCE PRODUCTS --
                                                                            FUND SERVICE CLASS 2
                                                              -------------------------------------------------
                                                                                                        VIP
                                                                 VIP          VIP          VIP        EQUITY-
                                                               MID-CAP     CONTRAFUND     GROWTH       INCOME
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------   ----------
                                                                 2005         2005         2005         2005
                                                              ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0     $  1,030     $  1,185     $  3,203
  Risk & administrative expense (note 2)....................    (19,764)     (14,278)      (6,106)      (3,232)
                                                               --------     --------     --------     --------
     Net investment activity................................    (19,764)     (13,248)      (4,921)         (29)
                                                               --------     --------     --------     --------
Reinvested capital gains....................................     22,167          147            0        7,920
                                                               --------     --------     --------     --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................    120,194       39,817       19,708        3,601
  Unrealized gain (loss)....................................    114,561      144,532        7,135        1,098
                                                               --------     --------     --------     --------
     Net gain (loss) on investments.........................    234,755      184,349       26,843        4,699
                                                               --------     --------     --------     --------
       Net increase (decrease) in contract
          owners' equity from operations....................   $237,158     $171,248     $ 21,922     $ 12,590
                                                               ========     ========     ========     ========

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                              ---------------------------------------------------
                                                                 NEW        INVESTORS      MID CAP       TOTAL
                                                              DISCOVERY    GROWTH STOCK     GROWTH       RETURN
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                              ----------   ------------   ----------   ----------
                                                                 2005          2005          2005         2005
                                                              ----------   ------------   ----------   ----------
Investment activity:
  Reinvested dividends......................................   $      0      $    308      $      0     $ 14,887
  Risk & administrative expense (note 2)....................     (1,292)       (2,888)       (1,532)     (10,696)
                                                               --------      --------      --------     --------
     Net investment activity................................     (1,292)       (2,580)       (1,532)       4,191
                                                               --------      --------      --------     --------
Reinvested capital gains....................................          0             0             0       32,013
                                                               --------      --------      --------     --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................      6,356         3,481         4,509        9,775
  Unrealized gain (loss)....................................       (239)        6,247           692      (33,479)
                                                               --------      --------      --------     --------
     Net gain (loss) on investments.........................      6,117         9,728         5,201      (23,704)
                                                               --------      --------      --------     --------
       Net increase (decrease) in contract owners' equity
          from operations...................................   $  4,825      $  7,148      $  3,669     $ 12,500
                                                               ========      ========      ========     ========

                                                              J.P. MORGAN SERIES TRUST II
                                                              ---------------------------
                                                                 SMALL         MID CAP
                                                                COMPANY         VALUE
                                                               SUBACCOUNT     SUBACCOUNT
                                                              ------------   ------------
                                                                  2005           2005
                                                              ------------   ------------
Investment activity:
  Reinvested dividends......................................    $      0       $    624
  Risk & administrative expense (note 2)....................      (2,198)        (4,807)
                                                                --------       --------
     Net investment activity................................      (2,198)        (4,183)
                                                                --------       --------
Reinvested capital gains....................................      19,885          4,617
                                                                --------       --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)......................................       2,207         22,989
  Unrealized gain (loss)....................................     (15,199)         2,927
                                                                --------       --------
     Net gain (loss) on investments.........................     (12,992)        25,916
                                                                --------       --------
       Net increase (decrease) in contract owners' equity
          from operations...................................    $  4,695       $ 26,350
                                                                ========       ========

---------------

(a) Period from May 2, 2005, date of commencement of operations
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                             DREYFUS
                                                PIMCO VARIABLE                CALVERT        VARIABLE
                                              INSURANCE TRUST --              VARIABLE      INVESTMENT
                                            ADMINISTRATIVE SHARES           SERIES, INC.       FUND         ROYCE CAPITAL FUND
                                     ------------------------------------   ------------   ------------   -----------------------
                                        REAL        TOTAL        GLOBAL        SOCIAL
                                       RETURN       RETURN        BOND         EQUITY      APPRECIATION   SMALL-CAP    MICRO-CAP
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ----------   ------------   ------------   ----------   ----------
                                        2005         2005         2005          2005           2005          2005         2005
                                     ----------   ----------   ----------   ------------   ------------   ----------   ----------
Investment activity:
  Reinvested dividends.............   $ 14,423     $  6,925     $  5,081      $     49       $      0      $      0     $  1,386
  Risk & administrative expense
    (note 2).......................     (6,746)      (2,631)      (2,721)       (1,378)          (192)       (7,243)      (3,575)
                                      --------     --------     --------      --------       --------      --------     --------
    Net investment activity........      7,677        4,294        2,360        (1,329)          (192)       (7,243)      (2,189)
                                      --------     --------     --------      --------       --------      --------     --------
Reinvested capital gains...........      6,710        4,143        2,940             0              0         7,627        4,188
                                      --------     --------     --------      --------       --------      --------     --------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        440         (743)      (6,294)        7,883            224         7,349       (4,639)
  Unrealized gain (loss)...........    (10,127)      (5,405)     (15,425)       (3,126)           198        29,664       20,133
                                      --------     --------     --------      --------       --------      --------     --------
    Net gain (loss) on
       investments.................     (9,687)      (6,148)     (21,719)        4,757            422        37,013       15,494
                                      --------     --------     --------      --------       --------      --------     --------
       Net increase (decrease) in
         contract owners'
         equity from operations....   $  4,700     $  2,289     $(16,419)     $  3,428       $    230      $ 37,397     $ 17,493
                                      ========     ========     ========      ========       ========      ========     ========

                                                                                             SALOMON
                                                               OLD MUTUAL                    BROTHERS
                                                               INSURANCE        UBS          VARIABLE
                                     THE PRUDENTIAL SERIES       SERIES        SERIES         SERIES
                                           FUND, INC.           FUND(C)        TRUST        FUNDS INC.
                                    ------------------------   ----------   ------------   ------------
                                                  JENNISON      TECH. &         U.S.
                                     JENNISON    20/20 FOCUS     COMM.       ALLOCATION      ALL CAP
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   -----------   ----------   ------------   ------------
                                       2005         2005          2005          2005         2005(A)
                                    ----------   -----------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends............   $      0     $      0      $      0      $     46       $      1
  Risk & administrative expense
    (note 2)......................        (40)        (287)         (144)          (60)             0
                                     --------     --------      --------      --------       --------
    Net investment activity.......        (40)        (287)         (144)          (14)             1
                                     --------     --------      --------      --------       --------
Reinvested capital gains..........          0            0             0             0              0
                                     --------     --------      --------      --------       --------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss)............          4        1,360            28           191              0
  Unrealized gain (loss)..........        563        2,313         1,602           175              0
                                     --------     --------      --------      --------       --------
    Net gain (loss) on
       investments................        567        3,673         1,630           366              0
                                     --------     --------      --------      --------       --------
       Net increase (decrease) in
         contract owners' equity
         from operations..........   $    527     $  3,386      $  1,486      $    352       $      1
                                     ========     ========      ========      ========       ========

---------------

(a) Period from May 2, 2005, date of commencement of operations

(c) Formerly known as PBHG Insurance Series Fund.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                FRANKLIN TEMPLETON VARIABLE INSURANCE
                                                                       PRODUCTS TRUST CLASS 2
                                                              -----------------------------------------
                                                               TEMPLETON    FRANKLIN FLEX    FRANKLIN
                                                                FOREIGN      CAP GROWTH       INCOME
                                                              SECURITIES     SECURITIES     SECURITIES       TOTAL
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNTS
                                                              -----------   -------------   -----------   -----------
                                                                2005(A)        2005(A)        2005(A)        2005
                                                              -----------   -------------   -----------   -----------
Investment activity:
  Reinvested dividends......................................   $      0       $      0       $      0     $  227,129
  Risk & administrative expense (note 2)....................       (217)             0           (170)      (422,707)
                                                               --------       --------       --------     ----------
     Net investment activity................................       (217)             0           (170)      (195,578)
                                                               --------       --------       --------     ----------
Reinvested capital gains....................................          0              0              0        220,017
                                                               --------       --------       --------     ----------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)                                        2........              0             (4)       751,704
  Unrealized gain (loss)....................................      2,749              1            169      1,171,194
                                                               --------       --------       --------     ----------
     Net gain (loss) on investments.........................      2,751              1            165      1,922,898
                                                               --------       --------       --------     ----------
       Net increase (decrease) in contract owners' equity
        from operations.....................................   $  2,534       $      1       $     (5)    $1,947,337
                                                               ========       ========       ========     ==========

---------------

(a) Period from May 2, 2005, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                              OHIO NATIONAL FUND, INC.
                                                ----------------------------------------------------
                                                         EQUITY                   MONEY MARKET
                                                       SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------
                                                   2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (43,765)   $  (40,292)   $   24,837    $   (4,478)
  Reinvested capital gains....................           0             0             0             0
  Realized gain (loss)........................     120,301        21,697          (697)          (10)
  Unrealized gain (loss)......................      73,449       391,548             0             0
                                                ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     149,985       372,953        24,140        (4,488)
                                                ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments..................     692,016       839,179       495,878       611,277
  Transfers to & from other subaccounts.......    (238,503)      (38,790)      336,026      (434,136)
  Transfers to & from fixed dollar contract...     (90,568)          524       126,439        (1,657)
  Withdrawals, surrenders & death benefit
     payments.................................    (927,407)     (542,686)     (510,879)     (251,727)
  Surrender charges (note 2)..................      (5,504)         (704)       (7,992)           (7)
                                                ----------    ----------    ----------    ----------
     Net equity transactions..................    (569,966)      257,523       439,472       (76,250)
                                                ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity..............................    (419,981)      630,476       463,612       (80,738)
                                                ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................   3,535,959     2,905,483     1,243,896     1,324,634
                                                ----------    ----------    ----------    ----------
  End of period...............................  $3,115,978    $3,535,959    $1,707,508    $1,243,896
                                                ==========    ==========    ==========    ==========
Change in units:
  Beginning units.............................     163,717       149,235        97,121       103,074
                                                ----------    ----------    ----------    ----------
  Units purchased.............................      35,123        55,942       166,645       116,058
  Units redeemed..............................     (61,038)      (41,460)     (132,506)     (122,011)
                                                ----------    ----------    ----------    ----------
  Ending units................................     137,802       163,717       131,260        97,121
                                                ==========    ==========    ==========    ==========

                                                             OHIO NATIONAL FUND, INC.
                                                --------------------------------------------------
                                                         BOND                       OMNI
                                                      SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ------------------------
                                                  2005         2004          2005          2004
                                                ---------    ---------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  13,315    $  (9,114)   $   (4,046)   $      726
  Reinvested capital gains....................          0            0             0             0
  Realized gain (loss)........................     19,435        7,651      (122,355)      (65,778)
  Unrealized gain (loss)......................    (37,813)      29,765       212,544       139,596
                                                ---------    ---------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     (5,063)      28,302        86,143        74,544
                                                ---------    ---------    ----------    ----------
Equity transactions:
  Contract purchase payments..................    127,370      204,987       129,860       214,595
  Transfers to & from other subaccounts.......     (5,498)     (13,524)      (41,162)      (24,656)
  Transfers to & from fixed dollar contract...     (7,590)          29       (38,657)       (9,575)
  Withdrawals, surrenders & death benefit
     payments.................................   (283,946)    (156,819)     (670,283)     (208,319)
  Surrender charges (note 2)..................     (5,661)         (32)         (776)          (27)
                                                ---------    ---------    ----------    ----------
     Net equity transactions..................   (175,325)      34,641      (621,018)      (27,982)
                                                ---------    ---------    ----------    ----------
       Net change in contract owners'
          equity..............................   (180,388)      62,943      (534,875)       46,562
                                                ---------    ---------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................    675,103      612,160     1,346,306     1,299,744
                                                ---------    ---------    ----------    ----------
  End of period...............................  $ 494,715    $ 675,103    $  811,431    $1,346,306
                                                =========    =========    ==========    ==========
Change in units:
  Beginning units.............................     38,854       36,807       105,359       107,499
                                                ---------    ---------    ----------    ----------
  Units purchased.............................     10,845       12,222         9,927        18,921
  Units redeemed..............................    (20,964)     (10,175)      (56,506)      (21,061)
                                                ---------    ---------    ----------    ----------
  Ending units................................     28,735       38,854        58,780       105,359
                                                =========    =========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                              OHIO NATIONAL FUND, INC.
                                                ----------------------------------------------------
                                                     INTERNATIONAL            CAPITAL APPRECIATION
                                                       SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------
                                                   2005          2004          2005          2004
                                                ----------    ----------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (17,933)   $  (20,560)   $  (14,875)   $  (16,802)
  Reinvested capital gains....................           0             0             0             0
  Realized gain (loss)........................     (53,485)      (94,075)      184,321        27,016
  Unrealized gain (loss)......................     166,401       281,046      (121,307)      189,993
                                                ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........      94,983       166,411        48,139       200,207
                                                ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments..................     159,699       257,068       304,976       353,531
  Transfers to & from other subaccounts.......      17,809        (6,986)      (89,624)       44,112
  Transfers to & from fixed dollar contract...     (33,823)        1,116       (70,722)       (1,528)
  Withdrawals, surrenders & death benefit
     payments.................................    (407,592)     (282,611)     (828,511)     (212,840)
  Surrender charges (note 2)..................        (850)         (645)       (2,241)          (48)
                                                ----------    ----------    ----------    ----------
     Net equity transactions..................    (264,757)      (32,058)     (686,122)      183,227
                                                ----------    ----------    ----------    ----------
       Net change in contract owners'
          equity..............................    (169,774)      134,353      (637,983)      383,434
                                                ----------    ----------    ----------    ----------
Contract owners' equity:
  Beginning of period.........................   1,551,706     1,417,353     2,052,197     1,668,763
                                                ----------    ----------    ----------    ----------
  End of period...............................  $1,381,932    $1,551,706    $1,414,214    $2,052,197
                                                ==========    ==========    ==========    ==========
Change in units:
  Beginning units.............................     117,465       119,596        77,484        69,937
                                                ----------    ----------    ----------    ----------
  Units purchased.............................      14,603        30,213        15,930        16,964
  Units redeemed..............................     (35,154)      (32,344)      (42,007)       (9,417)
                                                ----------    ----------    ----------    ----------
  Ending units................................      96,914       117,465        51,407        77,484
                                                ==========    ==========    ==========    ==========

                                                            OHIO NATIONAL FUND, INC.
                                                -------------------------------------------------
                                                       DISCOVERY             INTERNATIONAL SMALL
                                                       SUBACCOUNT            COMPANY SUBACCOUNT
                                                ------------------------    ---------------------
                                                   2005          2004         2005         2004
                                                ----------    ----------    ---------    --------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (23,899)   $  (29,923)   $  (5,092)   $ (1,114)
  Reinvested capital gains....................           0             0            0           0
  Realized gain (loss)........................     (78,817)      (84,792)      49,715      11,051
  Unrealized gain (loss)......................      76,214       312,372      124,582      78,298
                                                ----------    ----------    ---------    --------
     Net increase (decrease) in contract
       owners' equity from operations.........     (26,502)      197,657      169,205      88,235
                                                ----------    ----------    ---------    --------
Equity transactions:
  Contract purchase payments..................     264,715       328,012      105,057     111,974
  Transfers to & from other subaccounts.......    (242,852)      (52,489)      98,258      43,019
  Transfers to & from fixed dollar contract...     (66,734)       (3,722)       9,336       9,659
  Withdrawals, surrenders & death benefit
     payments.................................    (644,656)     (456,937)    (130,874)    (90,860)
  Surrender charges (note 2)..................      (1,598)         (770)        (498)        (35)
                                                ----------    ----------    ---------    --------
     Net equity transactions..................    (691,125)     (185,906)      81,279      73,757
                                                ----------    ----------    ---------    --------
       Net change in contract owners'
          equity..............................    (717,627)       11,751      250,484     161,992
                                                ----------    ----------    ---------    --------
Contract owners' equity:
  Beginning of period.........................   2,219,724     2,207,973      543,133     381,141
                                                ----------    ----------    ---------    --------
  End of period...............................  $1,502,097    $2,219,724    $ 793,617    $543,133
                                                ==========    ==========    =========    ========
Change in units:
  Beginning units.............................      89,408        97,339       26,983      22,582
                                                ----------    ----------    ---------    --------
  Units purchased.............................      11,469        14,604       14,422      10,636
  Units redeemed..............................     (39,560)      (22,535)     (10,429)     (6,235)
                                                ----------    ----------    ---------    --------
  Ending units................................      61,317        89,408       30,976      26,983
                                                ==========    ==========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                          OHIO NATIONAL FUND, INC.
                                                 ---------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH         SMALL CAP GROWTH         MID CAP OPPORTUNITY
                                                       SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                                 ----------------------    ---------------------    ------------------------
                                                   2005         2004         2005         2004         2005          2004
                                                 ---------    ---------    ---------    --------    ----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $  (5,881)   $  (7,031)   $  (3,872)   $ (4,485)   $  (25,092)   $  (25,986)
  Reinvested capital gains.....................          0            0            0           0             0             0
  Realized gain (loss).........................    (13,082)     (22,652)      18,291      (1,716)      129,153        13,523
  Unrealized gain (loss).......................     65,109       70,108       (2,119)     41,279        47,275       244,859
                                                 ---------    ---------    ---------    --------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations..........     46,146       40,425       12,300      35,078       151,336       232,396
                                                 ---------    ---------    ---------    --------    ----------    ----------
Equity transactions:
  Contract purchase payments...................    108,086      129,870       67,569      64,145       242,496       296,029
  Transfers to & from other subaccounts........    (45,160)      (2,015)     (56,742)    (10,323)     (216,038)      (16,280)
  Transfers to & from fixed dollar contract....    (10,537)         164      (27,740)          0        (6,594)        1,997
  Withdrawals, surrenders & death benefit
     payments..................................   (292,958)    (124,936)    (121,900)    (44,588)     (646,208)     (249,541)
  Surrender charges (note 2)...................     (1,852)         (31)        (507)        (16)       (1,613)          (36)
                                                 ---------    ---------    ---------    --------    ----------    ----------
     Net equity transactions...................   (242,421)       3,052     (139,320)      9,218      (627,957)       32,169
                                                 ---------    ---------    ---------    --------    ----------    ----------
       Net change in contract owners' equity...   (196,275)      43,477     (127,020)     44,296      (476,621)      264,565
                                                 ---------    ---------    ---------    --------    ----------    ----------
Contract owners' equity:
  Beginning of period..........................    553,458      509,981      362,979     318,683     2,108,731     1,844,166
                                                 ---------    ---------    ---------    --------    ----------    ----------
  End of period................................  $ 357,183    $ 553,458    $ 235,959    $362,979    $1,632,110    $2,108,731
                                                 =========    =========    =========    ========    ==========    ==========
Change in units:
  Beginning units..............................     75,111       74,403       32,381      31,259       100,292        98,271
                                                 ---------    ---------    ---------    --------    ----------    ----------
  Units purchased..............................     19,911       22,702       13,652       9,243        11,946        16,753
  Units redeemed...............................    (51,655)     (21,994)     (25,998)     (8,121)      (40,709)      (14,732)
                                                 ---------    ---------    ---------    --------    ----------    ----------
  Ending units.................................     43,367       75,111       20,035      32,381        71,529       100,292
                                                 =========    =========    =========    ========    ==========    ==========

                                                 OHIO NATIONAL FUND, INC.
                                                 -------------------------
                                                       S&P 500 INDEX
                                                        SUBACCOUNT
                                                 -------------------------
                                                    2005           2004
                                                 -----------    ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $   (17,830)   $   (5,607)
  Reinvested capital gains.....................            0             0
  Realized gain (loss).........................       58,073       (20,343)
  Unrealized gain (loss).......................       74,873       344,498
                                                 -----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations..........      115,116       318,548
                                                 -----------    ----------
Equity transactions:
  Contract purchase payments...................      631,303       875,183
  Transfers to & from other subaccounts........     (380,366)      (98,338)
  Transfers to & from fixed dollar contract....      (25,236)        4,471
  Withdrawals, surrenders & death benefit
     payments..................................   (1,257,047)     (595,909)
  Surrender charges (note 2)...................       (8,355)         (616)
                                                 -----------    ----------
     Net equity transactions...................   (1,039,701)      184,791
                                                 -----------    ----------
       Net change in contract owners' equity...     (924,585)      503,339
                                                 -----------    ----------
Contract owners' equity:
  Beginning of period..........................    3,907,707     3,404,368
                                                 -----------    ----------
  End of period................................  $ 2,983,122    $3,907,707
                                                 ===========    ==========
Change in units:
  Beginning units..............................      236,654       224,376
                                                 -----------    ----------
  Units purchased..............................       41,194        59,347
  Units redeemed...............................     (102,582)      (47,069)
                                                 -----------    ----------
  Ending units.................................      175,266       236,654
                                                 ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                      OHIO NATIONAL FUND, INC.
                                   ----------------------------------------------------------------------------------------------
                                         BLUE CHIP            HIGH INCOME BOND          CAPITAL GROWTH         NASDAQ-100 INDEX
                                        SUBACCOUNT               SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                   ---------------------    ---------------------    --------------------    --------------------
                                     2005         2004        2005        2004         2005        2004        2005        2004
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment activity....      $  (1,013)   $    353    $ 14,045    $  (2,565)   $ (3,358)   $ (3,236)   $ (3,413)   $ (2,635)
  Reinvested capital gains...              0           0           0            0           0           0           0           0
  Realized gain (loss).......         16,071       4,601      13,090        7,562      14,034      (2,252)     14,876       9,689
  Unrealized gain (loss).....         (8,523)      9,989     (19,974)      21,332      (8,697)     49,165      (7,992)     11,567
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
     Net increase (decrease)
       in contract owners'
       equity from
       operations............          6,535      14,943       7,161       26,329       1,979      43,677       3,471      18,621
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
Equity transactions:
  Contract purchase
     payments................         65,957      76,151     113,492      154,989      58,886      81,159      85,228     109,585
  Transfers to & from other
     subaccounts.............          8,406       5,287      75,960       33,623     (16,463)      6,437     (16,336)    (25,650)
  Transfers to & from fixed
     dollar contract.........         (3,805)      1,373       1,406       (1,306)    (14,830)        495      (6,048)      5,071
  Withdrawals, surrenders &
     death benefit
     payments................       (117,515)    (40,215)   (167,314)     (58,035)    (89,231)    (63,255)    (78,397)    (44,567)
  Surrender charges (note
     2)......................         (1,056)          0      (3,834)           0        (594)        (48)     (3,277)          0
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
     Net equity
       transactions..........        (48,013)     42,596      19,710      129,271     (62,232)     24,788     (18,830)     44,439
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
       Net change in contract
          owners' equity.....        (41,478)     57,539      26,871      155,600     (60,253)     68,465     (15,359)     63,060
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
Contract owners' equity:
  Beginning of period........        191,040     133,501     377,390      221,790     281,644     213,179     241,255     178,195
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
  End of period..............      $ 149,562    $191,040    $404,261    $ 377,390    $221,391    $281,644    $225,896    $241,255
                                   =========    ========    ========    =========    ========    ========    ========    ========
Change in units:
  Beginning units............         18,235      13,780      28,689       18,410      34,574      30,908      61,454      49,264
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
  Units purchased............          7,989       8,513      15,597       16,794      14,230      18,532      23,605      34,280
  Units redeemed.............        (12,410)     (4,058)    (14,046)      (6,515)    (21,964)    (14,866)    (27,568)    (22,090)
                                   ---------    --------    --------    ---------    --------    --------    --------    --------
  Ending units...............         13,814      18,235      30,240       28,689      26,840      34,574      57,491      61,454
                                   =========    ========    ========    =========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                          OHIO NATIONAL FUND, INC.
                                            -------------------------------------------------------------------------------------
                                                  BRISTOL            BRYTON GROWTH      U.S. EQUITY     BALANCED     COVERED CALL
                                                SUBACCOUNT             SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            -------------------    ------------------   -----------    ----------    ------------
                                              2005       2004       2005       2004       2005(A)       2005(A)        2005(A)
                                            --------    -------    -------    -------   -----------    ----------    ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $   (319)   $    68    $  (462)   $  (336)      $ 0           $  0         $   (29)
  Reinvested capital gains................         0      1,777          0          0         0              0               0
  Realized gain (loss)....................     1,117         17        839         73         0              0               0
  Unrealized gain (loss)..................     1,349       (138)     1,081      2,912         0              4             298
                                            --------    -------    -------    -------       ---           ----         -------
     Net increase (decrease) in contract
       owners' equity from operations.....     2,147      1,724      1,458      2,649         0              4             269
                                            --------    -------    -------    -------       ---           ----         -------
Equity transactions:
  Contract purchase payments..............     7,004     14,355      9,250     22,791        34            239             563
  Transfers to & from other subaccounts...    11,039          0     (1,851)    (4,491)        0              0          11,619
  Transfers to & from fixed dollar
     contract.............................       668          0          0          0         0              0               0
  Withdrawals, surrenders & death benefit
     payments.............................   (15,166)    (1,036)    (6,249)      (166)        0              0               0
  Surrender charges (note 2)..............    (1,105)         0         (9)         0         0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
     Net equity transactions..............     2,440     13,319      1,141     18,134        34            239          12,182
                                            --------    -------    -------    -------       ---           ----         -------
       Net change in contract owners'
          equity..........................     4,587     15,043      2,599     20,783        34            243          12,451
                                            --------    -------    -------    -------       ---           ----         -------
Contract owners' equity:
  Beginning of period.....................    16,518      1,475     34,584     13,801         0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
  End of period...........................  $ 21,105    $16,518    $37,183    $34,584       $34           $243         $12,451
                                            ========    =======    =======    =======       ===           ====         =======
Change in units:
  Beginning units.........................     1,506        144      3,574      1,513         0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
  Units purchased.........................     1,970      1,457        993      2,698         3             23           1,172
  Units redeemed..........................    (1,735)       (95)      (834)      (637)        0              0               0
                                            --------    -------    -------    -------       ---           ----         -------
  Ending units............................     1,741      1,506      3,733      3,574         3             23           1,172
                                            ========    =======    =======    =======       ===           ====         =======

---------------

(a) Period from May 2, 2005, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                               DOW TARGET 10 PORTFOLIOS
                                                     ----------------------------------------------------------------------------
                                                       FIRST QUARTER       SECOND QUARTER      THIRD QUARTER      FOURTH QUARTER
                                                        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                     -----------------   ------------------   ----------------   ----------------
                                                      2005      2004       2005      2004      2005      2004     2005      2004
                                                     -------   -------   --------   -------   -------   ------   -------   ------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity..........................  $  (105)  $  (133)  $   (116)  $  (157)  $   (67)  $  (82)  $   (55)  $  (63)
  Reinvested capital gains.........................        0         0          0         0         0        0         0        0
  Realized gain (loss).............................      953        73      1,295        49       347      478       375       45
  Unrealized gain (loss)...........................   (1,402)      214     (1,273)      177      (578)     (70)     (574)      86
                                                     -------   -------   --------   -------   -------   ------   -------   ------
     Net increase (decrease) in contract owners'
      equity from operations.......................     (554)      154        (94)       69      (298)     326      (254)      68
                                                     -------   -------   --------   -------   -------   ------   -------   ------
Equity transactions:
  Contract purchase payments.......................    2,052     2,806      1,668     1,935       981    1,980       679    2,109
  Transfers to & from other subaccounts............     (125)     (198)      (901)     (792)     (414)    (291)     (807)    (200)
  Transfers to & from fixed dollar contract........        0         0          0         0         0        0         0        0
  Withdrawals, surrenders & death benefit
     payments......................................   (8,218)     (346)   (10,356)     (291)   (5,072)    (237)   (4,044)    (304)
  Surrender charges (note 2).......................      (92)        0        (87)        0      (121)       0       (75)       0
                                                     -------   -------   --------   -------   -------   ------   -------   ------
     Net equity transactions.......................   (6,383)    2,262     (9,676)      852    (4,626)   1,452    (4,247)   1,605
                                                     -------   -------   --------   -------   -------   ------   -------   ------
       Net change in contract owners' equity.......   (6,937)    2,416     (9,770)      921    (4,924)   1,778    (4,501)   1,673
                                                     -------   -------   --------   -------   -------   ------   -------   ------
Contract owners' equity:
  Beginning of period..............................   10,355     7,939     12,126    11,205     7,071    5,293     6,409    4,736
                                                     -------   -------   --------   -------   -------   ------   -------   ------
  End of period....................................  $ 3,418   $10,355   $  2,356   $12,126   $ 2,147   $7,071   $ 1,908   $6,409
                                                     =======   =======   ========   =======   =======   ======   =======   ======
Change in units:
  Beginning units..................................      961       750        972       903       565      431       500      369
                                                     -------   -------   --------   -------   -------   ------   -------   ------
  Units purchased..................................      197       264        133       164        82      718        58      172
  Units redeemed...................................     (815)      (53)      (908)      (95)     (463)    (584)     (400)     (41)
                                                     -------   -------   --------   -------   -------   ------   -------   ------
  Ending units.....................................      343       961        197       972       184      565       158      500
                                                     =======   =======   ========   =======   =======   ======   =======   ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                           ----------------------------------------------------------------------
                                                            FIRST QUARTER     SECOND QUARTER     THIRD QUARTER    FOURTH QUARTER
                                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                           ----------------   ---------------   ---------------   ---------------
                                                            2005     2004      2005     2004     2005     2004     2005     2004
                                                           ------   -------   ------   ------   ------   ------   ------   ------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity................................  $  (17)  $   (31)  $  (17)  $  (20)  $  (16)  $  (21)  $  (16)  $  (18)
  Reinvested capital gains...............................       0         0        0        0        0        0        0        0
  Realized gain (loss)...................................      91       484      108       58       12       31       40       43
  Unrealized gain (loss).................................    (108)     (213)    (113)      90     (258)      91     (187)      36
                                                           ------   -------   ------   ------   ------   ------   ------   ------
     Net increase (decrease) in contract owners' equity
      from operations....................................     (34)      240      (22)     128     (262)     101     (163)      61
                                                           ------   -------   ------   ------   ------   ------   ------   ------
Equity transactions:
  Contract purchase payments.............................     574       572      321      276      198      395      238      350
  Transfers to & from other subaccounts..................       0         0        0        0        0        0        0        0
  Transfers to & from fixed dollar contract..............       0         0        0        0        0        0        0        0
  Withdrawals, surrenders & death benefit payments.......    (790)   (4,217)    (519)    (525)    (265)    (621)    (378)    (282)
  Surrender charges (note 2).............................       0         0        0        0        0        0        0        0
                                                           ------   -------   ------   ------   ------   ------   ------   ------
     Net equity transactions.............................    (216)   (3,645)    (198)    (249)     (67)    (226)    (140)      68
                                                           ------   -------   ------   ------   ------   ------   ------   ------
       Net change in contract owners' equity.............    (250)   (3,405)    (220)    (121)    (329)    (125)    (303)     129
                                                           ------   -------   ------   ------   ------   ------   ------   ------
Contract owners' equity:
  Beginning of period....................................   1,297     4,702    1,325    1,446    1,420    1,545    1,437    1,308
                                                           ------   -------   ------   ------   ------   ------   ------   ------
  End of period..........................................  $1,047   $ 1,297   $1,105   $1,325   $1,091   $1,420   $1,134   $1,437
                                                           ======   =======   ======   ======   ======   ======   ======   ======
Change in units:
  Beginning units........................................     110       434      103      123      122      141       99       94
                                                           ------   -------   ------   ------   ------   ------   ------   ------
  Units purchased........................................      50        52       24       24       19       37       18       24
  Units redeemed.........................................     (68)     (376)     (38)     (44)     (24)     (56)     (27)     (19)
                                                           ------   -------   ------   ------   ------   ------   ------   ------
  Ending units...........................................      92       110       89      103      117      122       90       99
                                                           ======   =======   ======   ======   ======   ======   ======   ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                        JANUS ADVISER SERIES
                                   ----------------------------------------------------------------------------------------------
                                     LARGE CAP GROWTH                                                        INTERNATIONAL GROWTH
                                       SUBACCOUNT(B)       WORLDWIDE SUBACCOUNT      BALANCED SUBACCOUNT          SUBACCOUNT
                                   ---------------------   ---------------------   -----------------------   --------------------
                                     2005        2004        2005        2004         2005         2004        2005        2004
                                   ---------   ---------   ---------   ---------   ----------   ----------   ---------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $  (8,728)  $  (9,543)  $  (3,363)  $  (5,839)  $    1,987   $    3,926   $   (389)   $    47
  Reinvested capital gains.......          0           0           0           0       23,985            0          0          0
  Realized gain (loss)...........      4,720      (3,533)     (9,949)    (26,881)      38,575       18,620      6,036        215
  Unrealized gain (loss).........     18,130      37,036      38,443      59,362       12,408       58,935     50,593      5,810
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
     Net increase (decrease) in
       contract owners' equity
       from operations...........     14,122      23,960      25,131      26,642       76,955       81,481     56,240      6,072
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
Equity transactions:
  Contract purchase payments.....    161,290     224,868     149,893     217,276      241,272      508,675     58,418     26,181
  Transfers to & from other
     subaccounts.................    (69,913)    (16,826)    (87,938)   (106,560)     (48,345)     (19,409)   145,748     13,219
  Transfers to & from fixed
     dollar contract.............    (29,105)          0      (7,864)     (2,096)      (5,029)        (598)     9,792          0
  Withdrawals, surrenders & death
     benefit payments............   (145,687)   (204,629)   (171,794)   (129,162)    (402,901)    (382,611)   (32,707)    (3,070)
  Surrender charges (note 2).....       (875)        (41)     (2,837)        (35)      (2,287)        (696)    (1,688)         0
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
     Net equity transactions.....    (84,290)      3,372    (120,540)    (20,577)    (217,290)     105,361    179,563     36,330
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
       Net change in contract
          owners' equity.........    (70,168)     27,332     (95,409)      6,065     (140,335)     186,842    235,803     42,402
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
Contract owners' equity:
  Beginning of period............    707,915     680,583     641,452     635,387    1,278,817    1,091,975     43,413      1,011
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
  End of period..................  $ 637,747   $ 707,915   $ 546,043   $ 641,452   $1,138,482   $1,278,817   $279,216    $43,413
                                   =========   =========   =========   =========   ==========   ==========   ========    =======
Change in units:
  Beginning units................     97,500      96,641      80,973      82,882      115,525      105,520      3,241         89
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
  Units purchased................     23,366      36,462      19,953      31,855       28,350       57,323     14,958      3,404
  Units redeemed.................    (35,241)    (35,603)    (35,066)    (33,764)     (47,064)     (47,318)    (2,160)      (252)
                                   ---------   ---------   ---------   ---------   ----------   ----------   --------    -------
  Ending units...................     85,625      97,500      65,860      80,973       96,811      115,525     16,039      3,241
                                   =========   =========   =========   =========   ==========   ==========   ========    =======

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                                              STRONG VARIABLE
                                                                                                           INSURANCE FUNDS, INC.
                                                    WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)           (NOTE 4)
                                                    ----------------------------------------------------   ----------------------
                                                        OPPORTUNITY           MULTI CAP       DISCOVERY      MID CAP GROWTH II
                                                         SUBACCOUNT        VALUE SUBACCOUNT   SUBACCOUNT         SUBACCOUNT
                                                    --------------------   ----------------   ----------   ----------------------
                                                      2005       2004       2005      2004       2005         2005        2004
                                                    --------   ---------   -------   ------   ----------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.........................  $ (3,782)  $  (3,758)  $   (23)  $  (59)   $ (2,141)   $    (892)   $ (3,048)
  Reinvested capital gains........................         0           0         0        0           0            0           0
  Realized gain (loss)............................    11,077      17,083     1,760       11       8,502       (2,753)     (2,888)
  Unrealized gain (loss)..........................    11,154      29,678    (1,226)     771      26,751      (11,846)     45,771
                                                    --------   ---------   -------   ------    --------    ---------    --------
       Net increase (decrease) in contract owners'
        equity from operations....................    18,449      43,003       511      723      33,112      (15,491)     39,835
                                                    --------   ---------   -------   ------    --------    ---------    --------
Equity transactions:
  Contract purchase payments......................    50,752      58,051       438      799      35,822       13,035      89,599
  Transfers to & from other subaccounts...........   (14,505)      1,885         0        0     197,680     (265,900)    (14,845)
  Transfers to & from fixed dollar contract.......      (811)      2,917         0        0        (873)           0      (6,533)
  Withdrawals, surrenders & death benefit
     payments.....................................   (31,811)   (103,213)   (6,437)       0     (60,301)      (1,595)    (25,132)
  Surrender charges (note 2)......................      (316)        (79)       (8)       0        (768)           0           0
                                                    --------   ---------   -------   ------    --------    ---------    --------
     Net equity transactions......................     3,309     (40,439)   (6,007)     799     171,560     (254,460)     43,089
                                                    --------   ---------   -------   ------    --------    ---------    --------
       Net change in contract owners' equity......    21,758       2,564    (5,496)   1,522     204,672     (269,951)     82,924
                                                    --------   ---------   -------   ------    --------    ---------    --------
Contract owners' equity:
  Beginning of period.............................   276,482     273,918     5,496    3,974           0      269,951     187,027
                                                    --------   ---------   -------   ------    --------    ---------    --------
  End of period...................................  $298,240   $ 276,482   $     0   $5,496    $204,672    $       0    $269,951
                                                    ========   =========   =======   ======    ========    =========    ========
Change in units:
  Beginning units.................................    21,788      25,178       410      342           0       37,974      30,930
                                                    --------   ---------   -------   ------    --------    ---------    --------
  Units purchased.................................     4,518       5,726        33       68      41,074        1,851      14,216
  Units redeemed..................................    (4,228)     (9,116)     (443)       0     (14,451)     (39,825)     (7,172)
                                                    --------   ---------   -------   ------    --------    ---------    --------
  Ending units....................................    22,078      21,788         0      410      26,623            0      37,974
                                                    ========   =========   =======   ======    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                       GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                          ----------------------------------------------------------------

                                            GROWTH & INCOME      CORE U.S. EQUITY        CAPITAL GROWTH
                                              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          -------------------   -------------------   --------------------
                                            2005       2004       2005       2004       2005        2004
                                          --------   --------   --------   --------   ---------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  1,261   $    646   $   (625)  $     18   $  (1,955)  $   (969)
  Reinvested capital gains..............         0          0          0          0           0          0
  Realized gain (loss)..................     8,682      7,553      4,464      7,500      13,281      8,571
  Unrealized gain (loss)................    (1,709)    17,903      6,588      4,872      (8,218)     6,644
                                          --------   --------   --------   --------   ---------   --------
     Net increase (decrease) in contract
       owners' equity from operations...     8,234     26,102     10,427     12,390       3,108     14,246
                                          --------   --------   --------   --------   ---------   --------
Equity transactions:
  Contract purchase payments............    56,822     48,715     29,600     49,367      34,862     67,308
  Transfers to & from other
     subaccounts........................    58,325     26,344     24,270     (6,666)    (25,670)   (28,753)
  Transfers to & from fixed dollar
     contract...........................         0          0        783          0       2,057          0
  Withdrawals, surrenders & death
     benefit payments...................   (45,230)   (42,490)   (25,038)   (17,902)   (101,141)   (40,371)
  Surrender charges (note 2)............      (629)         0       (783)         0      (2,505)         0
                                          --------   --------   --------   --------   ---------   --------
     Net equity transactions............    69,288     32,569     28,832     24,799     (92,397)    (1,816)
                                          --------   --------   --------   --------   ---------   --------
       Net change in contract owners'
          equity........................    77,522     58,671     39,259     37,189     (89,289)    12,430
                                          --------   --------   --------   --------   ---------   --------
Contract owners' equity:
  Beginning of period...................   190,566    131,895     93,279     56,090     180,731    168,301
                                          --------   --------   --------   --------   ---------   --------
  End of period.........................  $268,088   $190,566   $132,538   $ 93,279   $  91,442   $180,731
                                          ========   ========   ========   ========   =========   ========
Change in units:
  Beginning units.......................    17,151     13,914      9,874      6,734      21,515     21,564
                                          --------   --------   --------   --------   ---------   --------
  Units purchased.......................    10,828      8,396      7,929      8,154       5,078     10,658
  Units redeemed........................    (4,450)    (5,159)    (4,453)    (5,014)    (15,876)   (10,707)
                                          --------   --------   --------   --------   ---------   --------
  Ending units..........................    23,529     17,151     13,350      9,874      10,717     21,515
                                          ========   ========   ========   ========   =========   ========

                                             VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                      FUNDS -- CLASS I
                                          ----------------------------------------
                                                                    CORE PLUS
                                           U.S. REAL ESTATE        FIXED INCOME
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------   ------------------
                                            2005       2004      2005        2004
                                          --------   --------   -------     ------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $   (794)  $    649   $   525     $   40
  Reinvested capital gains..............    10,631      2,722       175          4
  Realized gain (loss)..................    21,908      1,455       (14)         0
  Unrealized gain (loss)................    29,207     47,554        20          9
                                          --------   --------   -------     ------
     Net increase (decrease) in contract
       owners' equity from operations...    60,952     52,380       706         53
                                          --------   --------   -------     ------
Equity transactions:
  Contract purchase payments............   205,579     69,059    12,028      1,110
  Transfers to & from other
     subaccounts........................    33,582    150,583    25,787          0
  Transfers to & from fixed dollar
     contract...........................    18,227          0     3,607          0
  Withdrawals, surrenders & death
     benefit payments...................   (78,790)   (13,462)   (7,310)         0
  Surrender charges (note 2)............    (2,765)         0      (307)         0
                                          --------   --------   -------     ------
     Net equity transactions............   175,833    206,180    33,805      1,110
                                          --------   --------   -------     ------
       Net change in contract owners'
          equity........................   236,785    258,560    34,511      1,163
                                          --------   --------   -------     ------
Contract owners' equity:
  Beginning of period...................   296,151     37,591     2,300      1,137
                                          --------   --------   -------     ------
  End of period.........................  $532,936   $296,151   $36,811     $2,300
                                          ========   ========   =======     ======
Change in units:
  Beginning units.......................    11,818      2,019       222        113
                                          --------   --------   -------     ------
  Units purchased.......................    14,711     10,521     3,949        109
  Units redeemed........................    (8,115)      (722)     (716)         0
                                          --------   --------   -------     ------
  Ending units..........................    18,414     11,818     3,455        222
                                          ========   ========   =======     ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                               LAZARD RETIREMENT SERIES, INC.
                                                           ----------------------------------------------------------------------
                                                                                                                    INTERNATIONAL
                                                            EMERGING MARKETS          SMALL CAP          EQUITY        EQUITY
                                                               SUBACCOUNT            SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                                           -------------------   -------------------   ----------   -------------
                                                             2005       2004       2005       2004      2005(A)        2005(A)
                                                           --------   --------   --------   --------   ----------   -------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity................................  $ (5,161)  $ (1,587)  $ (9,343)  $ (7,383)     $  0         $   (15)
  Reinvested capital gains...............................    20,363          0     52,506          0         0               0
  Realized gain (loss)...................................    15,006     31,419     17,870     16,019         0               0
  Unrealized gain (loss).................................   159,147     39,727    (42,549)    64,274        (2)            283
                                                           --------   --------   --------   --------      ----         -------
       Net increase (decrease) in contract owners' equity
        from operations..................................   189,355     69,559     18,484     72,910        (2)            268
                                                           --------   --------   --------   --------      ----         -------
Equity transactions:
  Contract purchase payments.............................   125,401    123,494    120,449    197,779       563           7,364
  Transfers to & from other subaccounts..................   198,348     35,345    (26,851)   (18,666)        0           5,000
  Transfers to & from fixed dollar contract..............    14,313      3,782      1,535       (654)        0               0
  Withdrawals, surrenders & death benefit payments.......   (49,606)   (85,907)   (75,223)   (83,756)        0               0
  Surrender charges (note 2).............................      (610)         0     (1,152)         0         0               0
                                                           --------   --------   --------   --------      ----         -------
     Net equity transactions.............................   287,846     76,714     18,758     94,703       563          12,364
                                                           --------   --------   --------   --------      ----         -------
       Net change in contract owners' equity.............   477,201    146,273     37,242    167,613       561          12,632
                                                           --------   --------   --------   --------      ----         -------
Contract owners' equity:
  Beginning of period....................................   336,664    190,391    661,376    493,763         0               0
                                                           --------   --------   --------   --------      ----         -------
  End of period..........................................  $813,865   $336,664   $698,618   $661,376      $561         $12,632
                                                           ========   ========   ========   ========      ====         =======
Change in units:
  Beginning units........................................    21,433     15,617     36,028     30,489         0               0
                                                           --------   --------   --------   --------      ----         -------
  Units purchased........................................    18,784     13,834      8,123     11,874        53           1,105
  Units redeemed.........................................    (2,918)    (8,018)    (7,064)    (6,335)        0               0
                                                           --------   --------   --------   --------      ----         -------
  Ending units...........................................    37,299     21,433     37,087     36,028        53           1,105
                                                           ========   ========   ========   ========      ====         =======

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                     --------------------------------------------------------------------------------------------
                                           VIP MID CAP            VIP CONTRAFUND            VIP GROWTH         VIP EQUITY-INCOME
                                           SUBACCOUNT               SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                     -----------------------   ---------------------   --------------------   -------------------
                                        2005         2004         2005        2004       2005        2004       2005       2004
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $  (19,764)  $  (11,380)  $  (13,248)  $ (5,959)  $  (4,921)  $ (4,618)  $    (29)  $   (308)
  Reinvested capital gains.........      22,167            0          147          0           0          0      7,920        190
  Realized gain (loss).............     120,194       42,310       39,817     11,681      19,708     17,742      3,601      2,430
  Unrealized gain (loss)...........     114,561      173,256      144,532     68,633       7,135     (3,132)     1,098      9,334
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................     237,158      204,186      171,248     74,355      21,922      9,992     12,590     11,646
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
Equity transactions:
  Contract purchase payments.......     373,954      512,526      351,850    345,471     141,908    158,786    121,793     79,181
  Transfers to & from other
     subaccounts...................      55,563       (1,398)     223,002     42,572      (5,829)    19,142     17,567     46,058
  Transfers to & from fixed dollar
     contract......................      (7,761)       2,526       23,521      1,171      (2,705)       494     (2,516)     1,370
  Withdrawals, surrenders & death
     benefit payments..............    (374,635)    (109,073)    (175,387)   (79,308)   (142,815)   (97,179)   (88,001)    (2,534)
  Surrender charges (note 2).......     (10,329)         (22)      (6,060)         0      (2,486)       (30)    (2,795)         0
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
     Net equity transactions.......      36,792      404,559      416,926    309,906     (11,927)    81,213     46,048    124,075
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
       Net change in contract
          owners' equity...........     273,950      608,745      588,174    384,261       9,995     91,205     58,638    135,721
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
Contract owners' equity:
  Beginning of period..............   1,255,048      646,303      729,884    345,623     424,222    333,017    171,251     35,530
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
  End of period....................  $1,528,998   $1,255,048   $1,318,058   $729,884   $ 434,217   $424,222   $229,889   $171,251
                                     ==========   ==========   ==========   ========   =========   ========   ========   ========
Change in units:
  Beginning units..................      79,390       50,283       71,449     38,442      67,649     54,031     13,999      3,188
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
  Units purchased..................      34,297       42,994       61,307     42,056      28,561     33,077     14,191     11,265
  Units redeemed...................     (30,629)     (13,887)     (20,655)    (9,049)    (29,695)   (19,459)   (10,149)      (454)
                                     ----------   ----------   ----------   --------   ---------   --------   --------   --------
  Ending units.....................      83,058       79,390      112,101     71,449      66,515     67,649     18,041     13,999
                                     ==========   ==========   ==========   ========   =========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                              MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                        -----------------------------------------------------------------------------------------
                                          NEW DISCOVERY      INVESTORS GROWTH STOCK      MID CAP GROWTH          TOTAL RETURN
                                            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        ------------------   -----------------------   -------------------   --------------------
                                          2005      2004        2005         2004        2005       2004       2005        2004
                                        --------   -------   ----------   ----------   --------   --------   ---------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $ (1,292)  $  (662)   $ (2,580)    $ (1,365)   $ (1,532)  $   (926)  $   4,191   $    575
  Reinvested capital gains............         0         0           0            0           0          0      32,013          0
  Realized gain (loss)................     6,356       666       3,481           30       4,509      6,322       9,775      4,886
  Unrealized gain (loss)..............      (239)    3,836       6,247       11,033         692      3,479     (33,479)    39,234
                                        --------   -------    --------     --------    --------   --------   ---------   --------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................     4,825     3,840       7,148        9,698       3,669      8,875      12,500     44,695
                                        --------   -------    --------     --------    --------   --------   ---------   --------
Equity transactions:
  Contract purchase payments..........    27,887    50,847      32,068      111,749      30,636     74,648     236,791    316,894
  Transfers to & from other
     subaccounts......................   (14,799)      744      (3,306)        (733)      7,421    (32,513)     17,858     86,818
  Transfers to & from fixed dollar
     contract.........................         0         0        (409)           0           0          0      14,492          0
  Withdrawals, surrenders & death
     benefit payments.................   (29,591)   (4,677)    (30,199)      (6,067)    (39,491)    (5,437)   (166,663)   (89,283)
  Surrender charges (note 2)..........    (1,622)        0      (1,345)           0      (1,752)         0      (2,932)         0
                                        --------   -------    --------     --------    --------   --------   ---------   --------
     Net equity transactions..........   (18,125)   46,914      (3,191)     104,949      (3,186)    36,698      99,546    314,429
                                        --------   -------    --------     --------    --------   --------   ---------   --------
       Net change in contract owners'
          equity......................   (13,300)   50,754       3,957      114,647         483     45,573     112,046    359,124
                                        --------   -------    --------     --------    --------   --------   ---------   --------
Contract owners' equity:
  Beginning of period.................    86,993    36,239     202,065       87,418      96,972     51,399     685,711    326,587
                                        --------   -------    --------     --------    --------   --------   ---------   --------
  End of period.......................  $ 73,693   $86,993    $206,022     $202,065    $ 97,455   $ 96,972   $ 797,757   $685,711
                                        ========   =======    ========     ========    ========   ========   =========   ========
Change in units:
  Beginning units.....................     8,114     3,542      20,339        9,461      10,292      6,156      57,107     29,795
                                        --------   -------    --------     --------    --------   --------   ---------   --------
  Units purchased.....................     2,710     5,031       3,311       11,655       4,298      8,579      30,287     35,734
  Units redeemed......................    (4,192)     (459)     (3,486)        (777)     (4,399)    (4,443)    (21,766)    (8,422)
                                        --------   -------    --------     --------    --------   --------   ---------   --------
  Ending units........................     6,632     8,114      20,164       20,339      10,191     10,292      65,628     57,107
                                        ========   =======    ========     ========    ========   ========   =========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                               J.P. MORGAN SERIES TRUST II
                                        ------------------------------------------
                                           SMALL COMPANY         MID CAP VALUE
                                            SUBACCOUNT             SUBACCOUNT
                                        -------------------   --------------------
                                          2005       2004       2005       2004
                                        --------   --------   --------   ---------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $ (2,198)  $   (916)  $ (4,183)  $  (2,686)
  Reinvested capital gains............    19,885          0      4,617       1,324
  Realized gain (loss)................     2,207      1,227     22,989      29,118
  Unrealized gain (loss)..............   (15,199)    21,338      2,927      20,561
                                        --------   --------   --------   ---------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................     4,695     21,649     26,350      48,317
                                        --------   --------   --------   ---------
Equity transactions:
  Contract purchase payments..........    67,823     87,489    150,601     115,355
  Transfers to & from other
     subaccounts......................    10,266      9,045     (5,960)     28,432
  Transfers to & from fixed dollar
     contract.........................       369      1,116     (1,346)      1,370
  Withdrawals, surrenders & death
     benefit payments.................   (23,585)    (8,199)   (89,057)   (124,860)
  Surrender charges (note 2)..........      (280)         0     (3,712)          0
                                        --------   --------   --------   ---------
     Net equity transactions..........    54,593     89,451     50,526      20,297
                                        --------   --------   --------   ---------
       Net change in contract owners'
          equity......................    59,288    111,100     76,876      68,614
                                        --------   --------   --------   ---------
Contract owners' equity:
  Beginning of period.................   135,019     23,919    272,893     204,279
                                        --------   --------   --------   ---------
  End of period.......................  $194,307   $135,019   $349,769   $ 272,893
                                        ========   ========   ========   =========
Change in units:
  Beginning units.....................     9,281      2,063     16,390      14,655
                                        --------   --------   --------   ---------
  Units purchased.....................     5,913      7,835     11,337      11,357
  Units redeemed......................    (2,105)      (617)    (8,232)     (9,622)
                                        --------   --------   --------   ---------
  Ending units........................    13,089      9,281     19,495      16,390
                                        ========   ========   ========   =========

                                             PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES
                                        -----------------------------------------------------------------
                                            REAL RETURN          TOTAL RETURN            GLOBAL BOND
                                            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                        -------------------   -------------------   ---------------------
                                          2005       2004       2005       2004       2005        2004
                                        --------   --------   --------   --------   ---------   ---------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $  7,677   $   (612)  $  4,294   $    632   $   2,360   $     881
  Reinvested capital gains............     6,710     12,250      4,143      1,939       2,940      12,280
  Realized gain (loss)................       440      2,049       (743)        51      (6,294)      2,102
  Unrealized gain (loss)..............   (10,127)     3,404     (5,405)     1,449     (15,425)      2,163
                                        --------   --------   --------   --------   ---------   ---------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................     4,700     17,091      2,289      4,071     (16,419)     17,426
                                        --------   --------   --------   --------   ---------   ---------
Equity transactions:
  Contract purchase payments..........   125,358    184,152     58,676     92,650      53,642     154,710
  Transfers to & from other
     subaccounts......................   112,044     95,852     49,128     (1,858)     16,337         869
  Transfers to & from fixed dollar
     contract.........................    22,553      3,530      1,684          0           0       1,064
  Withdrawals, surrenders & death
     benefit payments.................   (76,757)   (33,681)   (52,865)   (20,687)   (130,219)   (104,484)
  Surrender charges (note 2)..........    (2,083)         0     (3,032)         0      (4,247)          0
                                        --------   --------   --------   --------   ---------   ---------
     Net equity transactions..........   181,115    249,853     53,591     70,105     (64,487)     52,159
                                        --------   --------   --------   --------   ---------   ---------
       Net change in contract owners'
          equity......................   185,815    266,944     55,880     74,176     (80,906)     69,585
                                        --------   --------   --------   --------   ---------   ---------
Contract owners' equity:
  Beginning of period.................   390,244    123,300    153,245     79,069     202,543     132,958
                                        --------   --------   --------   --------   ---------   ---------
  End of period.......................  $576,059   $390,244   $209,125   $153,245   $ 121,637   $ 202,543
                                        ========   ========   ========   ========   =========   =========
Change in units:
  Beginning units.....................    32,593     11,067     13,908      7,426      15,730      11,268
                                        --------   --------   --------   --------   ---------   ---------
  Units purchased.....................    25,825     26,496     10,904      9,478       6,191      15,093
  Units redeemed......................   (10,660)    (4,970)    (6,038)    (2,996)    (11,668)    (10,631)
                                        --------   --------   --------   --------   ---------   ---------
  Ending units........................    47,758     32,593     18,774     13,908      10,253      15,730
                                        ========   ========   ========   ========   =========   =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                          CALVERT VARIABLE SERIES   DREYFUS VARIABLE
                                                   INC.              INVESTMENT FUND               ROYCE CAPITAL FUND
                                          -----------------------   -----------------   -----------------------------------------
                                               SOCIAL EQUITY          APPRECIATION           SMALL-CAP             MICRO-CAP
                                                SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -----------------------   -----------------   -------------------   -------------------
                                             2005         2004       2005      2004       2005       2004       2005       2004
                                          ----------   ----------   -------   -------   --------   --------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............   $ (1,329)    $ (1,287)   $  (192)  $    15   $ (7,243)  $ (2,664)  $ (2,189)  $ (2,492)
  Reinvested capital gains..............          0            0          0         0      7,627     16,970      4,188     21,650
  Realized gain (loss)..................      7,883        4,496        224        28      7,349      1,527     (4,639)     1,474
  Unrealized gain (loss)................     (3,126)       2,970        198       109     29,664     31,586     20,133      5,920
                                           --------     --------    -------   -------   --------   --------   --------   --------
     Net increase (decrease) in contract
       owners' equity from operations...      3,428        6,179        230       152     37,397     47,419     17,493     26,552
                                           --------     --------    -------   -------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments............     19,030       19,664      6,724     3,357    237,078    104,897    106,945     95,891
  Transfers to & from other
     subaccounts........................    (12,355)         (56)    15,332       451    130,423    149,958    (76,701)   156,531
  Transfers to & from fixed dollar
     contract...........................          0            0          0         0     12,368      1,401       (392)       890
  Withdrawals, surrenders & death
     benefit payments...................    (27,468)     (31,905)    (3,247)   (1,125)   (54,350)   (21,427)   (79,434)    (9,541)
  Surrender charges (note 2)............       (106)           0        (25)        0     (1,856)       (27)       (77)         0
                                           --------     --------    -------   -------   --------   --------   --------   --------
     Net equity transactions............    (20,899)     (12,297)    18,784     2,683    323,663    234,802    (49,659)   243,771
                                           --------     --------    -------   -------   --------   --------   --------   --------
       Net change in contract owners'
          equity........................    (17,471)      (6,118)    19,014     2,835    361,060    282,221    (32,166)   270,323
                                           --------     --------    -------   -------   --------   --------   --------   --------
Contract owners' equity:
  Beginning of period...................    107,770      113,888      4,412     1,577    356,473     74,252    307,875     37,552
                                           --------     --------    -------   -------   --------   --------   --------   --------
  End of period.........................   $ 90,299     $107,770    $23,426   $ 4,412   $717,533   $356,473   $275,709   $307,875
                                           ========     ========    =======   =======   ========   ========   ========   ========
Change in units:
  Beginning units.......................     15,497       17,314        365       135     20,713      5,319     18,662      2,557
                                           --------     --------    -------   -------   --------   --------   --------   --------
  Units purchased.......................      2,707        2,988      1,798       325     28,702     16,764      7,087     18,626
  Units redeemed........................     (5,617)      (4,805)      (277)      (95)   (10,493)    (1,370)   (10,573)    (2,521)
                                           --------     --------    -------   -------   --------   --------   --------   --------
  Ending units..........................     12,587       15,497      1,886       365     38,922     20,713     15,176     18,662
                                           ========     ========    =======   =======   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                                                                 OLD MUTUAL
                                                                                                 INSURANCE
                                                       THE PRUDENTIAL SERIES FUND, INC.        SERIES FUND(C)    UBS SERIES TRUST
                                                   ----------------------------------------   ----------------   ----------------
                                                       JENNISON        JENNISON 20/20 FOCUS    TECH. & COMM.     U.S. ALLOCATION
                                                      SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                   -----------------   --------------------   ----------------   ----------------
                                                    2005      2004       2005        2004      2005      2004      2005     2004
                                                   ------   --------   ---------   --------   -------   ------   --------   -----
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity........................  $  (40)  $   (198)  $   (287)   $   (96)   $  (144)  $  (47)  $   (14)   $ (2)
  Reinvested capital gains.......................       0          0          0          0          0        0         0       0
  Realized gain (loss)...........................       4      1,314      1,360          3         28      (49)      191       4
  Unrealized gain (loss).........................     563          0      2,313      1,752      1,602      518       175      24
                                                   ------   --------   --------    -------    -------   ------   -------    ----
     Net increase (decrease) in contract owners'
      equity from operations.....................     527      1,116      3,386      1,659      1,486      422       352      26
                                                   ------   --------   --------    -------    -------   ------   -------    ----
Equity transactions:
  Contract purchase payments.....................   1,559     22,882     11,908     11,335      6,873    6,088     4,363     450
  Transfers to & from other subaccounts..........   4,769    (23,968)    17,273      5,020      4,600       64     1,541       0
  Transfers to & from fixed dollar contract......   1,535          0          0          0          0        0         0       0
  Withdrawals, surrenders & death benefit
     payments....................................      18          0    (11,580)         0          0        0    (3,044)    (88)
  Surrender charges (note 2).....................       0          0        (57)         0          0        0      (155)      0
                                                   ------   --------   --------    -------    -------   ------   -------    ----
     Net equity transactions.....................   7,881     (1,086)    17,544     16,355     11,473    6,152     2,705     362
                                                   ------   --------   --------    -------    -------   ------   -------    ----
       Net change in contract owners' equity.....   8,408         30     20,930     18,014     12,959    6,574     3,057     388
                                                   ------   --------   --------    -------    -------   ------   -------    ----
Contract owners' equity:
  Beginning of period............................      53         23     18,071         57      7,054      480       388       0
                                                   ------   --------   --------    -------    -------   ------   -------    ----
  End of period..................................  $8,461   $     53   $ 39,001    $18,071    $20,013   $7,054   $ 3,445    $388
                                                   ======   ========   ========    =======    =======   ======   =======    ====
Change in units:
  Beginning units................................       5          2      1,441          5        618       44        33       0
                                                   ------   --------   --------    -------    -------   ------   -------    ----
  Units purchased................................     649      2,101      2,400      1,436      1,035      631       551      40
  Units redeemed.................................      (7)    (2,098)    (1,242)         0        (35)     (57)     (308)     (7)
                                                   ------   --------   --------    -------    -------   ------   -------    ----
  Ending units...................................     647          5      2,599      1,441      1,618      618       276      33
                                                   ======   ========   ========    =======    =======   ======   =======    ====

---------------

(c) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                           SALOMON BROTHERS
                                           VARIABLE SERIES     FRANKLIN TEMPLETON VARIABLE INSURANCE
                                              FUNDS INC.              PRODUCTS TRUST CLASS 2:
                                           ----------------   ---------------------------------------
                                                              TEMPLETON    FRANKLIN FLEX    FRANKLIN
                                                               FOREIGN      CAP GROWTH       INCOME
                                               ALL CAP        SECURITIES    SECURITIES     SECURITIES
                                              SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       TOTAL SUBACCOUNTS
                                           ----------------   ----------   -------------   ----------   -------------------------
                                               2005(A)         2005(A)        2005(A)       2005(A)        2005          2004
                                           ----------------   ----------   -------------   ----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................        $  1          $  (217)         $ 0         $  (170)    $  (195,578)  $  (234,517)
  Reinvested capital gains...............           0                0            0               0         220,017        71,106
  Realized gain (loss)...................           0                2            0              (4)        751,704        17,078
  Unrealized gain (loss).................           0            2,749            1             169       1,171,194     3,034,413
                                                 ----          -------          ---         -------     -----------   -----------
     Net increase (decrease) in contract
       owners' equity from operations....           1            2,534            1              (5)      1,947,337     2,888,080
                                                 ----          -------          ---         -------     -----------   -----------
Equity transactions:
  Contract purchase payments.............         123           20,771           44           3,579       7,171,961     8,986,606
  Transfers to & from other
     subaccounts.........................           0           26,921            0          53,012               0             0
  Transfers to & from fixed dollar
     contract............................           0            2,454            0             861        (193,695)       18,861
  Withdrawals, surrenders & death benefit
     payments............................           0                0            0           8,566     (10,051,150)   (5,313,130)
  Surrender charges (note 2).............           0                0            0               0        (110,178)       (3,945)
                                                 ----          -------          ---         -------     -----------   -----------
     Net equity transactions.............         123           50,146           44          66,018      (3,183,062)    3,688,392
                                                 ----          -------          ---         -------     -----------   -----------
       Net change in contract owners'
          equity.........................         124           52,680           45          66,013      (1,235,725)    6,576,472
                                                 ----          -------          ---         -------     -----------   -----------
Contract owners' equity:
  Beginning of period....................           0                0            0               0      31,877,549    25,301,077
                                                 ----          -------          ---         -------     -----------   -----------
  End of period..........................        $124          $52,680          $45         $66,013     $30,641,824   $31,877,549
                                                 ====          =======          ===         =======     ===========   ===========
Change in units:
  Beginning units........................           0                0            0               0       2,261,320     1,950,427
                                                 ----          -------          ---         -------     -----------   -----------
  Units purchased........................          11            4,710            4           6,367         931,646       983,495
  Units redeemed.........................           0                0            0               0      (1,114,704)     (672,602)
                                                 ----          -------          ---         -------     -----------   -----------
  Ending units...........................          11            4,710            4           6,367       2,078,262     2,261,320
                                                 ====          =======          ===         =======     ===========   ===========

---------------

(a) Period from May 2, 2005, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2005

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Adviser Series, Wells Fargo Advantage Variable Trust Funds, Goldman Sachs Variable Insurance Trust, Van Kampen Universal Institutional Funds -- Class I, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund- Service Class 2, MFS Variable Insurance Trust -- Service Class, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Royce Capital Fund, The Prudential Series Fund, Inc., Old Mutual Insurance Series Fund, UBS Series Trust, Salomon Brothers Variable Series Fund Inc., and Franklin Templeton Variable Insurance Products Class 2 (collectively, the "Funds"). All the funds, other than The Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and The Dow Target Fund LLC (Dow Fund), in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $12.2 and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The following table illustrates product and contract level charges:

   The following charges are basic charges assessed through the daily reduction of unit values:

                                                                RETIREMENT
                                                                 ADVANTAGE
ANNUAL MORTALITY AND EXPENSE RISK FEES......................       1.00%
ANNUAL ADMINISTRATIVE EXPENSES..............................       0.35%
  Total expenses............................................       1.35%

   The following charges are assessed through the redemption of units:

TRANSFER FEE -- per transfer
A transfer fee may be charged for each transfer of a
  participant's account values from one subaccount to
  another. The fee is charged against the subaccount from
  which the transfer is made (this fee is currently being
  waived)...................................................        $5
SALES CHARGE MADE FROM PURCHASE PAYMENTS....................     No charge
SURRENDER CHARGES
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial
  withdrawal of a participant's account value is made for
  any other reason than to make a
  plan payment to a participant.............................     0% to 7%
STATE PREMIUM TAXES
For states requiring a premium tax, taxes will be deducted
  when annuity payments begin. Otherwise, they will be
  deducted from purchase payments...........................    0% to 4.0%

   Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(4) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

   Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

ACQUIRED PORTFOLIOS                                           ACQUIRING PORTFOLIOS
Dow Target 10 -- February Portfolio                           Dow Target 10 -- January Portfolio
Dow Target 10 -- March Portfolio

Dow Target 10 -- May Portfolio                                Dow Target 10 -- April Portfolio
Dow Target 10 -- June Portfolio

Dow Target 10 -- August Portfolio                             Dow Target 10 -- July Portfolio
Dow Target 10 -- September Portfolio

Dow Target 10 -- November Portfolio                           Dow Target 10 -- October Portfolio
Dow Target 10 -- December Portfolio

Dow Target 5 -- February Portfolio                            Dow Target 5 -- January Portfolio
Dow Target 5 -- March Portfolio

Dow Target 5 -- May Portfolio                                 Dow Target 5 -- April Portfolio
Dow Target 5 -- June Portfolio

Dow Target 5 -- August Portfolio                              Dow Target 5 -- July Portfolio
Dow Target 5 -- September Portfolio

Dow Target 5 -- November Portfolio                            Dow Target 5 -- October Portfolio
Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

   Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
       2005.............................    137,802      $22.612057   $3,115,978     1.35%       4.70%       0.00%
       2004.............................    163,717      $21.597987   $3,535,959     1.35%      10.93%       0.05%
       2003.............................    149,235      $19.469237   $2,905,483     1.35%      42.43%       0.18%
       2002.............................    123,529      $13.669538   $1,688,591     1.35%     -19.83%       0.37%
       2001.............................    115,133      $17.049647   $1,962,974     1.35%      -9.66%       0.29%
   MONEY MARKET SUBACCOUNT
       2005.............................    131,260      $13.008610   $1,707,508     1.35%       1.57%       2.97%
       2004.............................     97,121      $12.807711   $1,243,896     1.35%      -0.34%       0.99%
       2003.............................    103,074      $12.851243   $1,324,634     1.35%      -0.60%       0.73%
       2002.............................    113,201      $12.929045   $1,463,584     1.35%       0.04%       1.36%
       2001.............................     71,555      $12.924293   $  924,796     1.35%       2.41%       3.87%
   BOND SUBACCOUNT
       2005.............................     28,735      $17.216408   $  494,715     1.35%      -0.92%       3.51%
       2004.............................     38,854      $17.375575   $  675,103     1.35%       4.47%       0.00%
       2003.............................     36,807      $16.631542   $  612,160     1.35%       8.99%       5.64%
       2002.............................     34,951      $15.259783   $  533,348     1.35%       7.21%       6.03%
       2001.............................     22,694      $14.233764   $  323,018     1.35%       6.97%       5.93%
   OMNI SUBACCOUNT
       2005.............................     58,780      $13.804516   $  811,431     1.35%       8.03%       0.96%
       2004.............................    105,359      $12.778232   $1,346,306     1.35%       5.69%       1.40%
       2003.............................    107,499      $12.090792   $1,299,744     1.35%      24.52%       1.79%
       2002.............................    101,108      $ 9.710079   $  981,763     1.35%     -23.80%       1.93%
       2001.............................    102,201      $12.743583   $1,302,410     1.35%     -14.23%       1.89%
   INTERNATIONAL SUBACCOUNT
       2005.............................     96,914      $14.259394   $1,381,932     1.35%       7.94%       0.04%
       2004.............................    117,465      $13.209970   $1,551,706     1.35%      11.47%       0.00%
       2003.............................    119,596      $11.851173   $1,417,353     1.35%      30.83%       0.46%
       2002.............................    106,506      $ 9.058520   $  964,790     1.35%     -21.71%       0.27%
       2001.............................    107,016      $11.569981   $1,238,176     1.35%     -30.51%       0.00%
   CAPITAL APPRECIATION SUBACCOUNT
       2005.............................     51,407      $27.509920   $1,414,214     1.35%       3.87%       0.45%
       2004.............................     77,484      $26.485361   $2,052,197     1.35%      11.00%       0.41%
       2003.............................     69,937      $23.861066   $1,668,763     1.35%      29.78%       0.26%
       2002.............................     62,081      $18.386422   $1,141,443     1.35%     -21.21%       0.20%
       2001.............................     58,461      $23.337404   $1,364,329     1.35%       8.23%       0.51%
   DISCOVERY SUBACCOUNT
       2005.............................     61,317      $24.497255   $1,502,097     1.35%      -1.33%       0.00%
       2004.............................     89,408      $24.826960   $2,219,724     1.35%       9.45%       0.00%
       2003.............................     97,339      $22.683293   $2,207,973     1.35%      35.83%       0.00%
       2002.............................     90,903      $16.699319   $1,518,010     1.35%     -33.63%       0.00%
       2001.............................    103,072      $25.162584   $2,593,565     1.35%     -19.45%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   INTERNATIONAL SMALL CO. SUBACCOUNT
       2005.............................     30,976      $25.620323   $  793,617     1.35%      27.28%       0.53%
       2004.............................     26,983      $20.128608   $  543,133     1.35%      19.26%       1.11%
       2003.............................     22,582      $16.878187   $  381,141     1.35%      51.87%       0.22%
       2002.............................     18,382      $11.113756   $  204,292     1.35%     -16.14%       0.00%
       2001.............................     17,022      $13.253141   $  225,600     1.35%     -30.22%       0.00%
   AGGRESSIVE GROWTH SUBACCOUNT
       2005.............................     43,367      $ 8.236272   $  357,183     1.35%      11.78%       0.02%
       2004.............................     75,111      $ 7.368530   $  553,458     1.35%       7.50%       0.00%
       2003.............................     74,403      $ 6.854281   $  509,981     1.35%      29.74%       0.00%
       2002.............................     59,086      $ 5.283043   $  312,156     1.35%     -28.88%       0.00%
       2001.............................     51,052      $ 7.428111   $  379,220     1.35%     -32.73%       1.19%
   SMALL CAP GROWTH SUBACCOUNT
       2005.............................     20,035      $11.777572   $  235,959     1.35%       5.07%       0.00%
       2004.............................     32,381      $11.209752   $  362,979     1.35%       9.96%       0.00%
       2003.............................     31,259      $10.194790   $  318,683     1.35%      43.41%       0.00%
       2002.............................     31,437      $ 7.108637   $  223,476     1.35%     -30.07%       0.00%
       2001.............................     31,749      $10.165257   $  322,732     1.35%     -40.31%       0.00%
   MID CAP OPPORTUNITY SUBACCOUNT
       2005.............................     71,529      $22.817404   $1,632,110     1.35%       8.52%       0.00%
       2004.............................    100,292      $21.025847   $2,108,731     1.35%      12.04%       0.00%
       2003.............................     98,271      $18.766091   $1,844,166     1.35%      44.39%       0.04%
       2002.............................     98,055      $12.996454   $1,274,371     1.35%     -26.62%       0.00%
       2001.............................    102,074      $17.711441   $1,807,877     1.35%     -14.00%       1.29%
   S&P 500 INDEX SUBACCOUNT
       2005.............................    175,266      $17.020568   $2,983,122     1.35%       3.08%       0.85%
       2004.............................    236,654      $16.512291   $3,907,707     1.35%       8.83%       1.19%
       2003.............................    224,376      $15.172578   $3,404,368     1.35%      26.14%       1.22%
       2002.............................    202,583      $12.028576   $2,436,783     1.35%     -23.66%       1.13%
       2001.............................    182,773      $15.756783   $2,879,919     1.35%     -14.49%       2.06%
   SOCIAL AWARENESS SUBACCOUNT (NOTE 4)
       2002.............................     16,064      $ 5.308960   $   85,286     1.35%     -29.27%       0.00%
       2001.............................     15,174      $ 7.506050   $  113,898     1.35%     -20.85%       0.00%
   BLUE CHIP SUBACCOUNT
       2005.............................     13,814      $10.827162   $  149,562     1.35%       3.34%       0.80%
       2004.............................     18,235      $10.476751   $  191,040     1.35%       8.14%       1.55%
       2003.............................     13,780      $ 9.688215   $  133,501     1.35%      24.90%       1.49%
       2002.............................      5,280      $ 7.756922   $   40,957     1.35%     -20.50%       1.09%
       2001.............................      1,076      $ 9.757689   $   10,500     1.35%      -5.51%       0.73%
   EQUITY INCOME SUBACCOUNT (NOTE 4)
       2002.............................      2,505      $ 6.397083   $   16,024     1.35%     -21.93%       1.61%
       2001.............................        684      $ 8.194331   $    5,606     1.35%     -13.00%       1.50%
   HIGH INCOME BOND SUBACCOUNT
       2005.............................     30,240      $13.368254   $  404,261     1.35%       1.62%       4.68%
       2004.............................     28,689      $13.154607   $  377,390     1.35%       9.19%       0.42%
       2003.............................     18,410      $12.047143   $  221,790     1.35%      21.15%       8.26%
       2002.............................      7,301      $ 9.943806   $   72,604     1.35%       2.56%      11.28%
       2001.............................      2,250      $ 9.695650   $   21,819     1.35%       2.88%      13.10%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
       2005.............................     26,840      $ 8.248380   $  221,391     1.35%       1.25%       0.00%
       2004.............................     34,574      $ 8.146152   $  281,644     1.35%      18.11%       0.00%
       2003.............................     30,908      $ 6.897135   $  213,179     1.35%      38.23%       0.00%
       2002.............................     21,126      $ 4.989444   $  105,408     1.35%     -42.84%       0.00%
       2001.............................     13,710      $ 8.728217   $  119,663     1.35%     -15.75%       0.00%
   NASDAQ-100 INDEX SUBACCOUNT
       2005.............................     57,491      $ 3.929240   $  225,896     1.35%       0.09%       0.00%
       2004.............................     61,454      $ 3.925776   $  241,255     1.35%       8.53%       0.00%
       2003.............................     49,264      $ 3.617177   $  178,195     1.35%      45.89%       0.00%
       2002.............................     31,591      $ 2.479303   $   78,324     1.35%     -38.17%       0.00%
       2001.............................      4,606      $ 4.009851   $   18,470     1.35%     -33.56%       0.00%
   BRISTOL SUBACCOUNT
       2005.............................      1,741      $12.122350   $   21,105     1.35%      10.54%       0.00%
       2004.............................      1,506      $10.966446   $   16,518     1.35%       7.17%       0.00%
       2003.............................        144      $10.232462   $    1,475     1.35%      30.69%       1.17%
   BRYTON GROWTH SUBACCOUNT
       2005.............................      3,733      $ 9.959566   $   37,183     1.35%       2.92%       0.02%
       2004.............................      3,574      $ 9.677044   $   34,584     1.35%       6.07%       0.00%
       2003.............................      1,513      $ 9.123508   $   13,801     1.35%      33.81%       0.00%
       2002.............................         74      $ 6.818402   $      506     1.35%     -31.82%       0.00%       5/1/02
   U.S. EQUITY SUBACCOUNT
       2005.............................          3      $11.491312   $       34     1.35%      14.91%       0.00%       5/2/05
   BALANCED SUBACCOUNT
       2005.............................         23      $10.689691   $      243     1.35%       6.90%       1.03%       5/2/05
   COVERED CALL SUBACCOUNT
       2005.............................      1,172      $10.621566   $   12,451     1.35%       6.22%       0.00%       5/2/05
   DOW TARGET 10 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
       2005.............................        343      $ 9.973849   $    3,418     1.35%      -7.47%       0.00%
       2004.............................        961      $10.779241   $   10,355     1.35%       1.83%       0.00%
       2003.............................        750      $10.585044   $    7,939     1.35%      23.58%       3.20%
       2002.............................         49      $ 8.565381   $      423     1.35%     -11.94%       3.19%
       2001.............................         12      $ 9.726304   $      112     1.35%      -4.81%       1.56%
   SECOND QUARTER SUBACCOUNT
       2005.............................        197      $11.986133   $    2,356     1.35%      -3.91%       0.00%
       2004.............................        972      $12.473413   $   12,126     1.35%       0.57%       0.00%
       2003.............................        903      $12.403069   $   11,205     1.35%      26.66%       3.40%
       2002.............................        107      $ 9.792664   $    1,052     1.35%      -7.86%       3.88%
       2001.............................         73      $10.627503   $      778     1.35%      -3.41%       1.89%
   THIRD QUARTER SUBACCOUNT
       2005.............................        184      $11.689326   $    2,147     1.35%      -6.68%       0.00%
       2004.............................        565      $12.525918   $    7,071     1.35%       1.96%       0.00%
       2003.............................        431      $12.285097   $    5,293     1.35%      22.81%       3.09%
       2002.............................        124      $10.003218   $    1,238     1.35%      -9.74%       3.02%
       2001.............................         40      $11.082486   $      448     1.35%      -4.67%       1.79%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   DOW TARGET 10 PORTFOLIOS (NOTE 4): (CONTINUED)
   FOURTH QUARTER SUBACCOUNT
       2005.............................        158      $12.072991   $    1,908     1.35%      -5.77%       0.00%
       2004.............................        500      $12.812486   $    6,409     1.35%      -0.21%       0.00%
       2003.............................        369      $12.839764   $    4,736     1.35%      22.17%       2.90%
       2002.............................        104      $10.510065   $    1,090     1.35%      -6.93%       2.57%
       2001.............................         63      $11.293163   $      708     1.35%      -2.90%       1.74%
   FEBRUARY SUBACCOUNT
       2002.............................        307      $ 9.347952   $    2,871     1.35%     -11.38%       4.19%
       2001.............................        254      $10.547811   $    2,676     1.35%      -5.72%       2.06%
   MARCH SUBACCOUNT
       2002.............................         62      $10.109357   $      624     1.35%     -11.87%       4.78%
       2001.............................         24      $11.471108   $      279     1.35%      -6.24%       1.40%
   MAY SUBACCOUNT
       2002.............................         59      $10.167294   $      602     1.35%      -9.16%       3.46%
       2001.............................         32      $11.192028   $      354     1.35%      -2.82%       1.95%
   JUNE SUBACCOUNT
       2002.............................         70      $ 9.527080   $      668     1.35%      -8.84%       3.38%
       2001.............................         41      $10.451075   $      427     1.35%      -2.63%       1.83%
   AUGUST SUBACCOUNT
       2002.............................         94      $ 9.616858   $      905     1.35%      -8.80%       3.14%
       2001.............................         49      $10.545026   $      519     1.35%      -4.35%       2.08%
   SEPTEMBER SUBACCOUNT
       2002.............................         83      $ 9.058614   $      753     1.35%      -9.08%       2.95%
       2001.............................         56      $ 9.963690   $      556     1.35%      -5.31%       1.77%
   NOVEMBER SUBACCOUNT
       2002.............................        124      $ 7.865168   $      972     1.35%     -14.20%       2.74%
       2001.............................         64      $ 9.167088   $      583     1.35%      -2.66%       1.72%
   DECEMBER SUBACCOUNT
       2002.............................         71      $ 8.200448   $      583     1.35%     -14.74%       3.01%
       2001.............................         37      $ 9.617872   $      356     1.35%      -2.21%       1.32%
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
       2005.............................         92      $11.422589   $    1,047     1.35%      -3.50%       0.00%
       2004.............................        110      $11.836643   $    1,297     1.35%       9.21%       0.00%
       2003.............................        434      $10.838384   $    4,702     1.35%      17.96%       2.39%
       2002.............................        322      $ 9.188244   $    2,960     1.35%     -13.77%       3.07%
       2001.............................        314      $10.655057   $    3,346     1.35%      -4.59%       1.90%
   SECOND QUARTER SUBACCOUNT
       2005.............................         89      $12.351928   $    1,105     1.35%      -4.38%       0.00%
       2004.............................        103      $12.917878   $    1,325     1.35%       9.48%       0.00%
       2003.............................        123      $11.799065   $    1,446     1.35%      21.61%       2.43%
       2002.............................         33      $ 9.702465   $      317     1.35%     -10.73%       3.12%
       2001.............................         18      $10.869088   $      197     1.35%     -11.83%       1.57%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------   --------   ----------
   DOW TARGET 5 PORTFOLIOS (NOTE 4): (CONTINUED)
   THIRD QUARTER SUBACCOUNT
       2005.............................        117      $ 9.294294   $    1,091     1.35%     -20.25%       0.00%
       2004.............................        122      $11.654989   $    1,420     1.35%       6.43%       0.00%
       2003.............................        141      $10.951276   $    1,545     1.35%      13.36%       3.02%
       2002.............................         36      $ 9.660918   $      345     1.35%     -11.98%       2.65%
       2001.............................         19      $10.975399   $      210     1.35%      -6.56%       1.52%
   FOURTH QUARTER SUBACCOUNT
       2005.............................         90      $12.585200   $    1,134     1.35%     -13.66%       0.00%
       2004.............................         99      $14.576759   $    1,437     1.35%       5.13%       0.00%
       2003.............................         94      $13.864873   $    1,308     1.35%      17.95%       2.63%
       2002.............................         31      $11.754453   $      368     1.35%      -7.15%       2.59%
       2001.............................         19      $12.659273   $      247     1.35%       1.82%       2.19%
   FEBRUARY SUBACCOUNT
       2002.............................         28      $10.689089   $      301     1.35%      -8.72%       3.12%
       2001.............................          7      $11.709600   $       88     1.35%      -2.77%       2.45%
   MARCH SUBACCOUNT
       2002.............................         17      $11.424038   $      193     1.35%     -10.13%       3.83%
       2001.............................          7      $12.712174   $       92     1.35%      -5.87%       0.97%
   MAY SUBACCOUNT
       2002.............................         23      $ 9.683400   $      221     1.35%     -15.36%       3.31%
       2001.............................         14      $11.441315   $      158     1.35%     -10.47%       2.33%
   JUNE SUBACCOUNT
       2002.............................         30      $ 9.169283   $      271     1.35%     -12.86%       3.27%
       2001.............................         20      $10.522635   $      214     1.35%      -9.63%       1.14%
   AUGUST SUBACCOUNT
       2002.............................         30      $11.548297   $      342     1.35%      -2.45%       2.21%
       2001.............................         18      $11.837787   $      209     1.35%       0.53%       2.56%
   SEPTEMBER SUBACCOUNT
       2002.............................         29      $ 9.970517   $      288     1.35%     -14.98%       2.74%
       2001.............................         18      $11.727811   $      206     1.35%       0.99%       1.30%
   NOVEMBER SUBACCOUNT
       2002.............................         35      $ 7.174692   $      254     1.35%     -16.50%       2.75%
       2001.............................         21      $ 8.592807   $      182     1.35%       0.90%       1.16%
   DECEMBER SUBACCOUNT
       2002.............................         18      $ 8.850626   $      156     1.35%     -18.64%       3.08%
       2001.............................          9      $10.878367   $      103     1.35%       2.95%       2.32%
   JANUS ADVISER SERIES:
   LARGE CAP GROWTH SUBACCOUNT
       2005.............................     85,625      $ 7.448164   $  637,747     1.35%       2.58%       0.00%
       2004.............................     97,500      $ 7.260655   $  707,915     1.35%       3.10%       0.00%
       2003.............................     96,641      $ 7.042398   $  680,583     1.35%      28.45%       0.00%
       2002.............................     69,415      $ 5.482775   $  380,584     1.35%     -27.47%       0.00%
       2001.............................     41,550      $ 7.559084   $  314,078     1.35%     -24.26%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   JANUS ADVISER SERIES: (CONTINUED)
   WORLDWIDE SUBACCOUNT
       2005.............................     65,860      $ 8.290950   $  546,043     1.35%       4.66%       0.78%
       2004.............................     80,973      $ 7.921814   $  641,452     1.35%       3.33%       0.39%
       2003.............................     82,882      $ 7.666199   $  635,387     1.35%      21.20%       0.72%
       2002.............................     61,168      $ 6.325364   $  386,909     1.35%     -26.99%       0.36%
       2001.............................     52,002      $ 8.663493   $  450,518     1.35%     -22.13%       0.14%
   BALANCED SUBACCOUNT
       2005.............................     96,811      $11.759885   $1,138,482     1.35%       6.24%       1.50%
       2004.............................    115,525      $11.069611   $1,278,817     1.35%       6.97%       1.68%
       2003.............................    105,520      $10.348523   $1,091,975     1.35%      12.49%       1.56%
       2002.............................     73,680      $ 9.199713   $  677,838     1.35%      -7.81%       1.96%
       2001.............................     44,094      $ 9.979518   $  440,036     1.35%      -6.12%       2.19%
   INTERNATIONAL GROWTH SUBACCOUNT
       2005.............................     16,039      $17.408378   $  279,216     1.35%      29.98%       1.08%
       2004.............................      3,241      $13.393020   $   43,413     1.35%      18.25%       1.65%
       2003.............................         89      $11.325895   $    1,011     1.35%      13.26%      11.62%      10/1/03
   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE
     4):
   OPPORTUNITY SUBACCOUNT
       2005.............................     22,078      $13.508639   $  298,240     1.35%       6.45%       0.00%
       2004.............................     21,788      $12.689902   $  276,482     1.35%      16.64%       0.00%
       2003.............................     25,178      $10.879374   $  273,918     1.35%      35.18%       0.08%
       2002.............................     19,817      $ 8.047865   $  159,485     1.35%     -27.80%       0.88%
       2001.............................      5,945      $11.145870   $   66,267     1.35%      -4.99%       0.41%
   MULTI CAP VALUE SUBACCOUNT
       2004.............................        410      $13.401021   $    5,496     1.35%      15.21%       0.00%
       2003.............................        342      $11.632173   $    3,974     1.35%      36.55%       0.13%
       2002.............................        232      $ 8.518375   $    1,973     1.35%     -24.18%       0.63%
       2001.............................         18      $11.235708   $      200     1.35%       2.73%       0.00%
   DISCOVERY SUBACCOUNT
       2005.............................     26,623      $ 7.687928   $  204,672     1.35%      14.71%       0.00%       4/8/05
   STRONG VARIABLE INSURANCE FUNDS, INC. (NOTE 4):
   MID CAP GROWTH II SUBACCOUNT
       2004.............................     37,974      $ 7.108847   $  269,951     1.35%      17.56%       0.00%
       2003.............................     30,930      $ 6.046759   $  187,027     1.35%      32.43%       0.00%
       2002.............................     19,814      $ 4.566078   $   90,472     1.35%     -38.38%       0.00%
       2001.............................     15,952      $ 7.410085   $  118,208     1.35%     -31.70%       0.00%
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
       2005.............................     23,529      $11.394024   $  268,088     1.35%       2.55%       1.86%
       2004.............................     17,151      $11.110873   $  190,566     1.35%      17.21%       1.76%
       2003.............................     13,914      $ 9.479323   $  131,895     1.35%      22.70%       1.52%
       2002.............................      9,051      $ 7.725302   $   69,922     1.35%     -12.52%       3.22%
       2001.............................      2,196      $ 8.831003   $   19,397     1.35%     -10.55%       0.65%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST: (CONTINUED)
   CORE U.S. EQUITY SUBACCOUNT
       2005.............................     13,350      $ 9.928137   $  132,538     1.35%       5.10%       0.84%
       2004.............................      9,874      $ 9.446706   $   93,279     1.35%      13.41%       1.36%
       2003.............................      6,734      $ 8.329966   $   56,090     1.35%      27.75%       0.98%
       2002.............................      3,664      $ 6.520423   $   23,888     1.35%     -22.94%       0.88%
       2001.............................      1,864      $ 8.461111   $   15,776     1.35%     -13.12%       0.50%
   CAPITAL GROWTH SUBACCOUNT
       2005.............................     10,717      $ 8.532568   $   91,442     1.35%       1.57%       0.12%
       2004.............................     21,515      $ 8.400330   $  180,731     1.35%       7.63%       0.79%
       2003.............................     21,564      $ 7.804780   $  168,301     1.35%      22.09%       0.38%
       2002.............................     11,143      $ 6.392633   $   71,232     1.35%     -25.34%       0.36%
       2001.............................      3,185      $ 8.562417   $   27,268     1.35%     -15.61%       0.21%
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS I:
   U.S. REAL ESTATE SUBACCOUNT
       2005.............................     18,414      $28.942607   $  532,936     1.35%      15.50%       1.15%
       2004.............................     11,818      $25.059133   $  296,151     1.35%      34.57%       1.85%
       2003.............................      2,019      $18.621058   $   37,591     1.35%      35.68%       0.00%
       2002.............................      1,125      $13.724066   $   15,446     1.35%      -2.11%       4.55%
       2001.............................        838      $14.019726   $   11,752     1.35%       8.37%       7.14%
   CORE PLUS FIXED INCOME SUBACCOUNT
       2005.............................      3,455      $10.654934   $   36,811     1.35%       2.83%       3.45%
       2004.............................        222      $10.361744   $    2,300     1.35%       2.97%       3.72%
       2003.............................        113      $10.062541   $    1,137     1.35%       0.63%       0.00%      10/1/03
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKETS SUBACCOUNT
       2005.............................     37,299      $21.819812   $  813,865     1.35%      38.91%       0.33%
       2004.............................     21,433      $15.708095   $  336,664     1.35%      28.84%       0.67%
       2003.............................     15,617      $12.191521   $  190,391     1.35%      50.90%       0.06%
       2002.............................      7,972      $ 8.078966   $   64,403     1.35%      -2.81%       1.34%
       2001.............................        711      $ 8.312779   $    5,914     1.35%      -6.35%       0.59%
   SMALL CAP SUBACCOUNT
       2005.............................     37,087      $18.837101   $  698,618     1.35%       2.61%       0.00%
       2004.............................     36,028      $18.357319   $  661,376     1.35%      13.35%       0.00%
       2003.............................     30,489      $16.194743   $  493,763     1.35%      35.40%       0.00%
       2002.............................     22,276      $11.961101   $  266,449     1.35%     -18.77%       0.00%
       2001.............................      8,224      $14.725694   $  121,099     1.35%      17.04%       0.11%
   EQUITY SUBACCOUNT
       2005.............................         53      $10.591416   $      561     1.35%       5.91%       0.30%       5/2/05
   INTERNATIONAL EQUITY SUBACCOUNT
       2005.............................      1,105      $11.428665   $   12,632     1.35%      14.29%       0.03%       5/2/05
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CLASS 2:
   VIP MID-CAP SUBACCOUNT
       2005.............................     83,058      $18.408868   $1,528,998     1.35%      16.45%       0.00%
       2004.............................     79,390      $15.808563   $1,255,048     1.35%      22.99%       0.00%
       2003.............................     50,283      $12.853329   $  646,303     1.35%      36.41%       0.18%
       2002.............................     24,125      $ 9.422471   $  227,316     1.35%     -11.22%       0.33%
       2001.............................      4,838      $10.613775   $   51,350     1.35%      -4.81%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS
     FUND -- SERVICE CLASS 2 (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
       2005.............................    112,101      $11.757816   $1,318,058     1.35%      15.10%       0.10%
       2004.............................     71,449      $10.215506   $  729,884     1.35%      13.62%       0.15%
       2003.............................     38,442      $ 8.990841   $  345,623     1.35%      26.49%       0.19%
       2002.............................     16,282      $ 7.107965   $  115,735     1.35%     -10.81%       0.14%
       2001.............................      1,061      $ 7.969397   $    8,454     1.35%     -13.64%       0.45%
   VIP GROWTH SUBACCOUNT
       2005.............................     66,515      $ 6.528123   $  434,217     1.35%       4.10%       0.26%
       2004.............................     67,649      $ 6.270947   $  424,222     1.35%       1.74%       0.12%
       2003.............................     54,031      $ 6.163398   $  333,017     1.35%      30.78%       0.08%
       2002.............................     27,296      $ 4.712906   $  128,641     1.35%     -31.23%       0.06%
       2001.............................      4,076      $ 6.852748   $   27,933     1.35%     -18.97%       0.04%
   VIP EQUITY-INCOME SUBACCOUNT
       2005.............................     18,041      $12.742826   $  229,889     1.35%       4.17%       1.32%
       2004.............................     13,999      $12.232939   $  171,251     1.35%       9.75%       0.94%
       2003.............................      3,188      $11.146397   $   35,530     1.35%      11.46%       0.00%      10/1/03
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
       2005.............................      6,632      $11.110902   $   73,693     1.35%       3.64%       0.00%
       2004.............................      8,114      $10.721077   $   86,993     1.35%       4.79%       0.00%
       2003.............................      3,542      $10.230959   $   36,239     1.35%      31.66%       0.00%
       2002.............................        917      $ 7.771036   $    7,124     1.35%     -32.71%       0.00%
   INVESTORS GROWTH STOCK SUBACCOUNT
       2005.............................     20,164      $10.217477   $  206,022     1.35%       2.84%       0.14%
       2004.............................     20,339      $ 9.935102   $  202,065     1.35%       7.53%       0.00%
       2003.............................      9,461      $ 9.239429   $   87,418     1.35%      20.97%       0.00%
       2002.............................        628      $ 7.637636   $    4,797     1.35%     -28.68%       0.00%
   MID CAP GROWTH SUBACCOUNT
       2005.............................     10,191      $ 9.562964   $   97,455     1.35%       1.49%       0.00%
       2004.............................     10,292      $ 9.422469   $   96,972     1.35%      12.85%       0.00%
       2003.............................      6,156      $ 8.349469   $   51,399     1.35%      34.79%       0.00%
       2002.............................      1,124      $ 6.194421   $    6,962     1.35%     -44.19%       0.00%
   TOTAL RETURN SUBACCOUNT
       2005.............................     65,628      $12.155790   $  797,757     1.35%       1.23%       1.86%
       2004.............................     57,107      $12.007500   $  685,711     1.35%       9.54%       1.47%
       2003.............................     29,795      $10.961278   $  326,587     1.35%      14.46%       1.23%
       2002.............................      8,704      $ 9.576492   $   83,351     1.35%      -6.61%       0.54%
       2001.............................        158      $10.254547   $    1,621     1.35%       2.55%       0.00%      11/1/01
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
       2005.............................     13,089      $14.844595   $  194,307     1.35%       2.04%       0.00%
       2004.............................      9,281      $14.547478   $  135,019     1.35%      25.47%       0.00%
       2003.............................      2,063      $11.594205   $   23,919     1.35%      34.17%       0.00%
       2002.............................      2,034      $ 8.641547   $   17,573     1.35%     -22.70%       0.02%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   J.P. MORGAN SERIES TRUST II: (CONTINUED)
   MID CAP VALUE SUBACCOUNT
       2005.............................     19,495      $17.941830   $  349,769     1.35%       7.76%       0.17%
       2004.............................     16,390      $16.649549   $  272,893     1.35%      19.44%       0.30%
       2003.............................     14,655      $13.939328   $  204,279     1.35%      27.90%       0.31%
       2002.............................      6,324      $10.898536   $   68,921     1.35%      -0.53%       0.01%
   PIMCO VARIABLE INSURANCE TRUST --
     ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
       2005.............................     47,758      $12.062047   $  576,059     1.35%       0.74%       2.86%
       2004.............................     32,593      $11.973265   $  390,244     1.35%       7.46%       1.08%
       2003.............................     11,067      $11.141628   $  123,300     1.35%       7.40%       2.06%
   TOTAL RETURN SUBACCOUNT
       2005.............................     18,774      $11.138820   $  209,125     1.35%       1.09%       3.52%
       2004.............................     13,908      $11.018470   $  153,245     1.35%       3.49%       1.90%
       2003.............................      7,426      $10.646846   $   79,069     1.35%       3.65%       2.66%
   GLOBAL BOND SUBACCOUNT
       2005.............................     10,253      $11.863540   $  121,637     1.35%      -7.86%       2.50%
       2004.............................     15,730      $12.876036   $  202,543     1.35%       9.13%       1.86%
       2003.............................     11,268      $11.799242   $  132,958     1.35%      12.91%       2.14%
   CALVERT VARIABLE SERIES, INC. :
   SOCIAL EQUITY SUBACCOUNT (NOTE 4)
       2005.............................     12,587      $ 7.173738   $   90,299     1.35%       3.16%       0.00%
       2004.............................     15,497      $ 6.954328   $  107,770     1.35%       5.73%       0.08%
       2003.............................     17,314      $ 6.577645   $  113,888     1.35%      16.76%       0.02%       5/2/03
   DREYFUS VARIABLE INVESTMENT FUND:
   APPRECIATION SUBACCOUNT
       2005.............................      1,886      $12.423218   $   23,426     1.35%       2.73%       0.00%
       2004.............................        365      $12.092543   $    4,412     1.35%       3.40%       1.77%
       2003.............................        135      $11.695305   $    1,577     1.35%      16.95%       3.98%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
       2005.............................     38,922      $18.435252   $  717,533     1.35%       7.12%       0.01%
       2004.............................     20,713      $17.210209   $  356,473     1.35%      23.28%       0.00%
       2003.............................      5,319      $13.959822   $   74,252     1.35%      39.60%       0.00%       5/1/03
   MICRO-CAP SUBACCOUNT
       2005.............................     15,176      $18.167951   $  275,709     1.35%      10.13%       0.52%
       2004.............................     18,662      $16.497173   $  307,875     1.35%      12.33%       0.00%
       2003.............................      2,557      $14.686946   $   37,552     1.35%      46.87%       0.00%       5/1/03
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON SUBACCOUNT
       2005.............................        647      $13.076686   $    8,461     1.35%      12.51%       0.00%
       2004.............................          5      $11.622710   $       53     1.35%       7.76%       0.00%
       2003.............................          2      $10.785777   $       23     1.35%       7.86%       0.00%      10/1/03
   JENNISON 20/20 FOCUS SUBACCOUNT
       2005.............................      2,599      $15.004910   $   39,001     1.35%      19.65%       0.00%
       2004.............................      1,441      $12.540687   $   18,071     1.35%      13.84%       0.00%
       2003.............................          5      $11.016365   $       57     1.35%      10.16%       0.00%      10/1/03

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                          INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                   TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------   --------   ----------   ---------
   OLD MUTUAL INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS SUBACCOUNT
       2005.............................      1,618      $12.371361   $   20,013     1.35%       8.45%       0.00%
       2004.............................        618      $11.406981   $    7,054     1.35%       5.00%       0.00%
       2003.............................         44      $10.863707   $      480     1.35%       8.64%       0.00%      10/1/03
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
       2005.............................        276      $12.484202   $    3,445     1.35%       5.18%       1.02%       5/2/05
       2004.............................         33      $11.868970   $      388     1.35%       8.90%       0.16%       5/2/05
   SALOMON BROTHERS VARIABLE SERIES :
   SALOMON ALL CAP SUBACCOUNT
       2005.............................         11      $10.936375   $      124     1.35%       9.36%       6.61%       5/2/05
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
     TRUST CLASS 2:
   TEMPLETON FOREIGN SECURITIES SUBACCOUNT
       2005.............................      4,710      $11.184401   $   52,680     1.35%      11.84%       0.00%       5/2/05
   FRANKLIN FLEX CAP GROWTH SECURITIES SUBACCOUNT
       2005.............................          4      $11.140421   $       45     1.35%      11.40%       0.55%       5/2/05
   FRANKLIN INCOME SECURITIES SUBACCOUNT
       2005.............................      6,367      $10.368262   $   66,013     1.35%       3.68%       0.00%       5/2/05

---------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

OHIO NATIONAL VARIABLE ACCOUNT D

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

Ohio National Variable Account D
Post Office Box 371
Cincinnati, Ohio 45201

Form 1326 Rev. 2-06